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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services

3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/04

Date of reporting period: 4/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

American Independence Funds Trust

Semi Annual Report

April 30, 2004

Money Market Fund

UltraShort Bond Fund

Intermediate Bond Fund

Stock Fund

International Multi-Manager Stock Fund

Kansas Tax-Exempt Bond Fund

Important Customer Information, Investment Products:

•	Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
•	Are not insured by the FDIC, and
•	Are subject to investment risks, including possible loss of the principal amount invested.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at amortized cost		$59,538,599
Repurchase agreements, at cost		2,617,617
Interest and dividends receivable		84,609
Receivable from Advisor		1,084
Prepaid expenses and other assets		6,335

Total Assets		62,248,244

Liabilities:
Dividends payable	$27,802
Accrued expenses and other payables:
Investment advisory fees	5,383
Administration fees	680
Service organization fees	13,456
Custodian fees	1,076
Other payables	20,255

Total Liabilities		68,652

Net Assets consist of:
Capital		$62,169,227
Accumulated net investment income		8,826
Accumulated net realized gains from investments		1,539

Net Assets		$62,179,592

Service Shares:
Net Assets		$62,179,592

Outstanding Units of Beneficial Interest (Shares)		62,128,405

Net asset value, offering and redemption price per share		$1.00

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Interest income		$383,555

Total Investment Income		383,555

Expenses:
Investment advisory fees	$84,880
Administration fees	67,904
12b-1 fees	84,880
Service organization fees	84,880
Accounting fees	16,910
Custodian fees	6,790
Transfer agent fees	3,567
Other fees	40,770

Total expenses before fee reductions		390,581
Expenses contractually reduced by the Investment Advisor		(58,365)
Expenses contractually reduced by the Distributor		(84,880)
Expenses voluntarily reduced by the Service Organizations		(32,192)
Expenses contractually reduced by the Administrator		(15,016)

Net Expenses		200,128

Net Investment Income		183,427

Realized Gains from Investments:
Net realized gains from investment transactions		1,539

Change in Net Assets Resulting from Operations		$184,966

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$183,427	$569,341
Net realized gains from investment transactions	1,539	1,137

Change in net assets from operations	184,966	570,478

Distributions to Shareholders:
From net investment income	(193,427)	(569,341)

Change in net assets from shareholder distributions	(193,427)	(569,341)

Capital Share Transactions:
Proceeds from shares issued	53,243,900	90,669,789
Dividends reinvested	343	1,234
Cost of shares redeemed	(62,375,587)	(91,375,164)

Change in net assets from capital share transactions	(9,131,344)	(704,141)

Change in net assets	(9,139,805)	(703,004)
Net Assets:
Beginning of period	71,319,397	72,022,401

End of period*	$62,179,592	$71,319,397

Share Transactions:
Issued	53,243,900	90,669,789
Reinvested	343	1,234
Redeemed	(62,375,588)	(91,375,164)

Change in Shares	(9,131,345)	(704,141)

*	Includes accumulated net investment income of $ 8,826 and $ 18,826 respectively.

All capital share transactions have been processed at a net asset value of $ 1.00 per share.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 60,144,980 )		$60,259,115
Investment in affiliates, at value (cost $ 1,428,555 )		1,428,555

Total Investments		61,687,670

Interest and dividends receivable		343,675
Receivable for investments sold		862
Receivable from Advisor		4,524
Prepaid expenses and other assets		5,219

Total Assets		62,041,950

Liabilities:
Dividends payable	$94,617
Accrued expenses and other payables:
Investment advisory fees	9,601
Administration fees	676
Service organization fees	12,632
Custodian fees	1,011
Other payables	14,067

Total Liabilities		132,604

Net Assets consist of:
Capital		$61,673,926
Distributions in excess of net investment income		(19,045)
Accumulated net realized gains from investment transactions		140,330
Unrealized appreciation from investments		114,135

Net Assets		$61,909,346

Service Shares:
Net Assets		$61,909,346

Outstanding Units of Beneficial Interest (Shares)		6,123,304

Net asset value, redemption price per share		$10.11

Maximum Sales Charge - Service Shares		3.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$10.50

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Interest income		$693,147
Dividend income		4,170
Dividend income from affiliates		8,329

Total Investment Income		705,646

Expenses:
Investment advisory fees	$121,849
Administration fees	60,925
12b-1 fees	76,156
Service organization fees	76,156
Accounting fees	25,791
Custodian fees	6,092
Transfer agent fees	3,244
Other fees	34,681

Total expenses before fee reductions		404,894
Expenses contractually reduced by the Investment Advisor		(88,587)
Expenses contractually reduced by the Distributor		(76,156)
Expenses voluntarily reduced by the Service Organizations		(28,809)
Expenses contractually reduced by the Administrator		(13,512)

Net Expenses		197,830

Net Investment Income		507,816

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		140,320
Change in unrealized appreciation/depreciation from investments		(370,628)

Net realized/unrealized losses from investments		(230,308)

Change in Net Assets Resulting from Operations		$277,508

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$507,816	$1,159,987
Net realized gains from investment transactions	140,320	272,186
Change in unrealized appreciation/depreciation from investments	(370,628)	(208,980)

Change in net assets from operations	277,508	1,223,193

Distributions to Shareholders:
From net investment income	(517,547)	(1,275,514)
From net realized gains from investment transactions	(115,809)	—

Change in net assets from shareholder distributions	(633,356)	(1,275,514)

Capital Share Transactions:
Proceeds from shares issued	8,654,270	25,181,601
Dividends reinvested	251,084	452,252
Cost of shares redeemed	(8,032,291)	(12,768,741)

Change in net assets from capital share transactions	873,063	12,865,112

Change in net assets	517,215	12,812,791
Net Assets:
Beginning of period	61,392,131	48,579,340

End of period*	$61,909,346	$61,392,131

Share Transactions:
Issued	852,355	2,470,496
Reinvested	24,716	44,410
Redeemed	(791,129)	(1,253,912)

Change in Shares	85,942	1,260,994

*	Includes accumulated dividends in excess of net investment income of $(19,045) and $ (9,314), respectively.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $50,236,117 )		$51,504,256
Investments in affiliates, at value (cost $4,516,281)		4,516,281

Total Investments		56,020,537

Interest and dividends receivable		468,524
Receivable for investments sold		862
Receivable from Advisor		3,888
Prepaid expenses and other assets		4,196

Total Assets		56,498,007

Liabilities:
Dividends payable	$157,686
Payable for investments purchased	4,476,590
Accrued expenses and other payables:
Investment advisory fees	12,406
Administration fees	567
Service organization fees	10,695
Custodian fees	856
Other payables	12,949

Total Liabilities		4,671,749

Net Assets consist of:
Capital		$50,459,413
Distributions in excess of net investment income		(41,569)
Accumulated net realized gains from investment transactions		140,275
Unrealized appreciation from investments		1,268,139

Net Assets		$51,826,258

Service Shares:
Net Assets		$51,826,258

Outstanding Units of Beneficial Interest (Shares)		4,941,727

Net asset value, redemption price per share		$10.49

Maximum Sales Charge - Service Shares		3.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$10.90

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Interest income		$1,109,751
Dividend income from affiliates		6,960

Total Investment Income		1,116,711

Expenses:
Investment advisory fees	$103,008
Administration fees	51,504
12b-1 fees	64,380
Service organization fees	64,380
Accounting fees	25,174
Custodian fees	5,150
Transfer agent fees	2,963
Other fees	30,041

Total expenses before fee reductions		346,600
Expenses contractually reduced by the Investment Advisor		(50,998)
Expenses contractually reduced by the Distributor		(64,380)
Expenses voluntarily reduced by the Service Organization		(24,129)
Expenses contractually reduced by the Administrator		(11,558)

Net Expenses		195,535

Net Investment Income		921,176

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		140,274
Change in unrealized appreciation/depreciation from investments		(541,030)

Net realized/unrealized losses from investments		(400,756)

Change in Net Assets Resulting from Operations		$520,420

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$921,176	$1,950,201
Net realized gains from investment transactions	140,274	597,228
Change in unrealized appreciation/depreciation from investments	(541,030)	(452,415)

Change in net assets from operations	520,420	2,095,014

Distributions to Shareholders:
From net investment income	(962,292)	(2,103,902)
From net realized gain on investment	(535,691)	(144,181)

Change in net assets from shareholder distributions	(1,497,983)	(2,248,083)

Capital Share Transactions:
Proceeds from shares issued	5,683,695	13,377,183
Dividends reinvested	654,893	970,534
Cost of shares redeemed	(5,461,427)	(10,274,389)

Change in net assets from capital share transactions	877,161	4,073,328

Change in net assets	(100,402)	3,920,259
Net Assets:
Beginning of period	51,926,660	48,006,401

End of period*	$51,826,258	$51,926,660

Share Transactions:
Issued	533,889	1,242,281
Reinvested	61,430	90,196
Redeemed	(512,866)	(955,532)

Change in Shares	82,453	376,945

*	Includes dividends in excess of net investment income of $(41,569) and $ (453), respectively.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 63,295,744 )		$79,791,905
Investment in affiliates, at value (cost $664,357)		664,357

Total Investments		80,456,262

Dividends receivable		124,495
Prepaid expenses and other assets		4,987

Total Assets		80,585,744

Liabilities:
Payable for investments purchased	$383,500
Accrued expenses and other payables:
Investment advisory fees	51,367
Administration fees	886
Service organization fees	16,678
Custodian fees	1,334
Other payables	24,898

Total Liabilities		478,663

Net Assets consist of:
Capital		$71,334,906
Accumulated net investment income		262,051
Accumulated net realized losses from investment transactions		(7,986,037)
Unrealized appreciation from investments		16,496,161

Net Assets		$80,107,081

Service Shares:
Net Assets		$80,107,081

Outstanding Units of Beneficial Interest (Shares)		6,590,501

Net asset value, redemption price per share		$12.15

Maximum Sales Charge - Service Shares		5.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$12.79

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$1,067,420
Dividend income from affiliates		6,292

Total Investment Income		1,073,712

Expenses:
Investment advisory fees	$401,319
Administration fees	80,264
12b-1 fees	100,330
Service organization fees	100,330
Accounting fees	17,567
Custodian fees	8,026
Transfer agent fees	4,119
Other fees	44,722

Total expenses before fee reductions		756,677
Expenses contractually reduced by the Investment Advisor		(83,433)
Expenses contractually reduced by the Distributor		(100,330)
Expenses voluntarily reduced by the Service Organization		(37,434)
Expenses contractually reduced by the Administrator		(18,103)

Net Expenses		517,377

Net Investment Income		556,335

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		316,059
Change in unrealized appreciation/depreciation from investments		9,115,875

Net realized/unrealized gains from investments		9,431,934

Change in Net Assets Resulting from Operations		$9,988,269

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$556,335	$1,297,184
Net realized gains (losses) from investment transactions	316,059	(128,434)
Change in unrealized appreciation/depreciation from investments	9,115,875	12,929,826

Change in net assets from operations	9,988,269	14,098,576

Distributions to Shareholders:
From net investment income	(1,375,792)	(1,249,994)

Change in net assets from shareholder distributions	(1,375,792)	(1,249,994)

Capital Share Transactions:
Proceeds from shares issued	4,343,524	12,333,686
Dividends reinvested	754,424	700,807
Cost of shares redeemed	(9,939,630)	(16,004,074)

Change in net assets from capital share transactions	(4,841,682)	(2,969,581)

Change in net assets	3,770,795	9,879,001
Net Assets:
Beginning of period	76,336,286	66,457,285

End of period*	$80,107,081	$76,336,286

Share Transactions:
Issued	364,312	1,261,009
Reinvested	65,262	76,591
Redeemed	(835,835)	(1,644,180)

Change in Shares	(406,261)	(306,580)

*	Includes accumulated net investment income of $ 262,051 and $ 1,081,508, respectively.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investment in International Equity Portfolio, at value		$74,918,831
Prepaid expenses and other assets		4,738

Total Assets		74,923,569

Liabilities:
Investment advisory fees	$21,912
Administration fees	829
Service organization fees	15,652
Other payables	16,785

Total Liabilities		55,178

Net Assets consist of:
Capital		$69,729,786
Accumulated net investment income		47,239
Accumulated net realized losses from investment transactions		(4,837,214)
Unrealized appreciation from investments		9,928,580

Net Assets		$74,868,391

Service Shares:
Net Assets		$74,868,391

Outstanding Units of Beneficial Interest (Shares)		6,338,698

Net asset value, redemption price per share		$11.81

Maximum Sales Charge - Service Shares		5.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$12.43

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income allocated from International Equity Portfolio:
Income from International Equity Portfolio		$964,529
Foreign tax withholding		(132,223)
Expenses from International Equity Portfolio		(176,926)

Net Investment Income allocated from International Equity Portfolio:		655,380

Expenses:
Investment advisory fees	$146,035
Administration fees	54,763
12b-1 fees	91,272
Service organization fees	91,272
Accounting fees	14,918
Transfer agent fees	3,650
Other fees	40,011

Total expenses before fee reductions		441,921
Expenses contractually reduced by the Investment Advisor		(18,254)
Expenses contractually reduced by the Distributor		(91,272)
Expenses voluntarily reduced by the Service Organization		(33,411)
Expenses contractually reduced by the Administrator		(8,429)

Net Expenses		290,555

Net Investment Income		364,825

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		2,377,327
Change in unrealized appreciation/depreciation from investments		6,088,870

Net realized/unrealized gains from investments		8,466,197

Change in Net Assets Resulting from Operations		$8,831,022

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$364,825	$846,080
Net realized gains/losses from investment transactions	2,377,327	(818,520)
Change in unrealized appreciation/depreciation from investments	6,088,870	15,278,863

Change in net assets from operations	8,831,022	15,306,423

Distributions to Shareholders:
From net investment income	(1,082,089)	(819,512)

Change in net assets from shareholder distributions	(1,082,089)	(819,512)

Capital Share Transactions:
Proceeds from shares issued	10,593,754	15,563,139
Dividends reinvested	526,013	385,545
Cost of shares redeemed	(9,743,907)	(11,249,835)

Change in net assets from capital share transactions	1,375,860	4,698,849

Change in net assets	9,124,793	19,185,760
Net Assets:
Beginning of period	65,743,598	46,557,838

End of period*	$74,868,391	$65,743,598

Share Transactions:
Issued	922,145	1,776,112
Reinvested	47,619	47,716
Redeemed	(835,973)	(1,275,555)

Change in Shares	133,791	548,273

*	Includes accumulated net investment income of $ 47,239 and $ 764,503, respectively.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 147,205,432)		$152,718,975
Interest and dividends receivable		1,813,258
Receivable from Advisor		16,868
Prepaid expenses and other assets		6,908

Total Assets		154,556,009

Liabilities:
Dividends payable	$502,418
Accrued expenses and other payables:
Investment advisory fees	38,427
Administration fees	1,686
Service organization fees	10,781
Custodian fees	2,562
Other payables	54,178

Total Liabilities		610,052

Net Assets consist of:
Capital		150,443,463
Accumulated net investment income		100,262
Accumulated net realized losses from investment transactions		(2,111,311)
Unrealized appreciation from investments		5,513,543

Net Assets		$153,945,957

Institutional Class Shares:
Net Assets		$152,029,699

Outstanding Units of Beneficial Interest (Shares)		14,008,448

Net asset value, redemption price per share		$10.85

Class A Shares:
Net Assets		$1,916,258

Outstanding Units of Beneficial Interest (Shares)		176,705

Net asset value, redemption price per share		$10.84

Maximum Sales Charge - Class A Shares		4.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$11.29

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Interest income		$3,399,972
Dividend income		11,432

Total Investment Income		3,411,404

Expenses:
Investment advisory fees	$235,676
Administration fees	157,119
12b-1 Class A	4,764
Service organization Institutional Class	194,809
Service organization Class A	1,588
Accounting fees	29,620
Custodian fees	15,710
Transfer agent fees	19,689
Other fees	88,620

Total expenses before fee reductions		747,595
Expenses contractually reduced by the Investment Advisor		(137,928)
Expenses contractually reduced by the Distributor		(2,541)
Expenses voluntarily reduced by the Service Organization		(133,550)
Expenses contractually reduced by the Administrator		(34,987)

Net Expenses		438,589

Net Investment Income		2,972,815

Realized/Unrealized Gains/ (Losses) from Investments:
Net realized gains from investment transactions		11,844
Change in unrealized appreciation/depreciation from investments		(1,900,029)

Net realized/unrealized losses from investments		(1,888,185)

Change in Net Assets Resulting from Operations		$1,084,630

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,972,815	$5,718,594
Net realized gains/(losses) from investment transactions	11,844	(122,950)
Change in unrealized appreciation/depreciation from investments	(1,900,029)	714,581

Change in net assets from operations	1,084,630	6,310,225

Distributions to Institutional Class Shareholders:
From net investment income	(2,944,667)	(5,683,613)
Distributions to Class A Shareholders:
From net investment income	(21,901)	(23,561)

Change in net assets from capital share transactions	(2,966,568)	(5,707,174)
Capital Transactions:

Proceeds from shares issued	13,462,266	27,637,092
Dividends reinvested	491,206	975,890
Cost of shares redeemed	(14,571,584)	(23,848,860)

Change in net assets from capital transactions	(618,112)	4,764,122

Change in net assets	(2,500,050)	5,367,173
Net Assets:
Beginning of period	156,446,007	151,078,834

End of period*	$153,945,957	$156,446,007

Share Transactions:
Issued	1,218,120	2,507,641
Reinvested	44,499	88,622
Redeemed	(1,320,273)	(2,164,091)

Change in Shares	(57,654)	432,172

*	Includes accumulated net investment income of $ 100,262 and $ 94,015, respectively.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (4.2%)
US Treasuries (4.2%)
J.P. Morgan Securities, 1.04%, 5/3/04 (Purchased on 4/30/04, proceeds on maturity $2,617,844 collaterlized by J.P. Morgan Bank, fair value $2,670,243)	2,617,617	$2,617,617

Total Repurchase Agreements		2,617,617

Bank Notes * (12.1%)
Banking (12.1%)
First Union National Bank, 1.30%, 6/3/04	3,500,000	3,500,706
Southtrust Bank NA, 1.20%, 5/24/04	3,000,000	3,000,229
US Bank NA, 1.08%, 6/11/04	1,000,000	1,000,051

Total Bank Notes		7,500,986

Certificates of Deposit * (9.3%)
Banking (9.3%)
Bank of Nova Scotia, 1.13%, 5/20/04	2,750,000	2,751,501
Bayerische Landesbank NY, 1.11%, 6/17/04	3,000,000	3,001,093

Total Certificates of Deposit		5,752,594

Commercial Paper ** (25.8%)
Asset Backed Securities (18.5%)
Fcar Owner Trust I, 1.10%, 7/2/04	3,000,000	2,994,317
K2 USA LLC, 1.15%, 7/6/04 (b)	2,000,000	1,995,820
K2 USA LLC, 1.10%, 8/25/04 (b)	1,000,000	996,472
Scaldis Capital LLC, 1.08%, 7/20/04 (b)(c)	2,500,000	2,494,000
Sigma Finance, Inc., 1.13%, 9/9/04 (b)	3,000,000	2,987,773

		11,468,382

Banking (7.3%)
Atlantis One Funding, 1.16%, 6/10/04 (b)(c)	3,000,000	2,996,166
Kitty Hawk Funding, 1.09%, 8/16/04 (b)(c)	1,554,000	1,549,012

		4,545,178

Total Commercial Paper		16,013,560

Medium Term/Senior Notes * (48.6%)
Banking (20.2%)
Bank of America Corp., 1.38%, 5/3/04	1,250,000	1,250,020
Citigroup, Inc., 1.30%, 7/22/04	1,000,000	1,000,930
Credit Suisse First Boston, 1.38%, 5/24/04	3,000,000	3,007,281
HBOS Treasury Services plc, 1.15%, 7/23/04 (b)	3,350,000	3,350,100
JP Morgan Chase & Co., 1.23%, 6/28/04	1,000,000	1,000,252
JP Morgan Chase & Co., 1.37%, 5/24/04	2,000,000	2,004,813
Wells Fargo Co., 1.15%, 6/24/04	1,000,000	1,000,816

		12,614,212

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount	Value
Medium Term/Senior Notes *, continued
Financial Services (15.8%)
Goldman Sachs Group, Inc., 1.34%, 5/17/04	3,000,000	$3,004,337
Morgan Stanley, 1.42%, 7/26/04	1,000,000	1,002,174
Morgan Stanley, 1.39%, 6/14/04	2,300,000	2,304,727
Salomon Smith Barney Holdings, 1.45%, 5/21/04	2,000,000	2,000,408
Salomon Smith Barney Holdings, 1.23%, 6/17/04	1,500,000	1,500,305

		9,811,951

Motor Vehicles (7.0%)
American Honda Finance, 1.24%, 5/11/04 (b)	3,250,000	3,253,944
Paccar Financial Corp., 1.16%, 6/3/04	1,100,000	1,100,082

		4,354,026

Personal Credit (5.6%)
SLM Corp., 1.39%, 6/16/04	3,490,000	3,491,270

Total Medium Term/Senior Notes		30,271,459

Total Investments (Amortized Cost $62,156,216) (a) - 100.0%		62,156,216
Other assets in excess of liabilities - 0.0%		23,376

NET ASSETS - 100.0%		$62,179,592

(a)	Cost for federal income tax and financial reporting purposes are the same.

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Represents section 4(2) commercial paper which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2004. Maturity date reflects next rate change date.

**	Discount securities. The rate represents the effective yield on date of purchase.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (23.0%)
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 1.36%*, 5/15/04	$95,022	$95,164
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 1.54%*, 5/3/04	345,000	345,028
Chase Funding Loan Aquisition Trust, Series 2001-FF1, Class A2, 1.34%*, 5/25/04	222,596	223,037
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 1.35%*, 5/25/04	25,310	25,346
Chesapeake Funding LLC, Series 2002-1, Class A1, 1.30%*, 5/7/04	605,854	606,389
Chesapeake Funding LLC, Series 2003-2, Class A1, 1.30%*, 5/7/04	600,000	601,808
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 1.50%*, 5/25/04	446,085	448,174
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 1.52%*, 5/25/04	193,977	195,062
Countrywide Asset-Backed Certificates, Series 2003-SD1, Class A1, 1.79%*, 5/25/04	207,544	208,257
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 1.34%*, 5/15/04	250,337	250,809
Education Loans, Inc., Series 1998-1, Class J, 1.38%*, 5/1/04	1,248,728	1,248,158
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 1.34%*, 5/20/04	536,686	536,686
First Horizon ABS Trust, Series 2004-HE1, Class A, 1.31%*, 5/25/04	383,221	383,220
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 1.35%*, 5/20/04	338,083	338,515
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 1.38%*, 5/25/04	285,688	286,192
Golden Securities Corp., Series 2003-A, Class A1, 1.40%*, 5/1/04	190,000	190,000
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 1.33%*, 5/25/04	851,836	852,706
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	500,000	491,941
Household Home Equity Loan Trust, Series 2002-2, Class A, 1.40%*, 5/20/04	304,069	304,991
Missouri Higher Education Loan Authority, Series C, 1.25%*, 5/19/04	400,000	400,000
MSDWCC Heloc Trust, Series 2003-1, Class A, 1.37%*, 5/25/04	412,570	413,790
Nellie Mae, Inc., Series 1996-1, Class A2, 1.36%*, 5/15/04	234,939	235,047
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 1.52%*, 5/25/04	300,596	301,839
Pass Through Amortizing Credit Card Trust, Series 2002-1A, Class A1FL, 1.85%*, 5/17/04	90,413	90,437
Providian Home Equity Loan Trust, Series 1999-1, Class A, 1.39%*, 5/25/04	481,724	483,390
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 1.60%*, 5/25/04	308,853	310,660
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 1.40%*, 5/25/04	369,169	369,287

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities, continued
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 1.33%*, 5/25/04	$202,726	$203,099
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 1.38%*, 5/25/04	518,411	519,359
Salomon Brothers Mortgage Securities VII, Series 1999-AQ1, Class A, 1.42%*, 5/25/04	8,931	8,866
South Carolina Student Loan Corp., Series A-2, 1.06%*, 5/24/04	550,000	550,000
Student Loan Financial Association, Washington Education, 1.25%*, 5/7/04	500,000	500,000
Toyota Auto Receivables Owner Trust, Series 2003-B, Class A3, 1.13%*, 5/15/04	1,000,000	1,000,905
Union Financial Services Taxable Student, Series 1998-A, Class B5, 1.23%*, 5/1/04	300,000	300,189
USAA Auto Owner Trust, 2.04%, 2/16/10	400,000	394,436
USAA Auto Owner Trust, Series 2001-1, Class A4, 5.08%, 3/15/06	236,119	238,519
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 1.36%*, 5/25/04	356,032	356,969

Total Asset Backed Securities		14,308,275

Collateralized Mortgage Obligations (17.9%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 6.25%*, 5/1/04	40,903	41,594
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 4.73%*, 5/1/04	105,101	107,041
CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.90%*, 5/1/04	207,850	209,731
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 1.21%*, 5/26/04	358,487	358,834
Fannie Mae Whole Loan, Series 2001- W1, Class AV1, 1.22%*, 5/25/04	293,286	296,219
Fannie Mae Whole Loan, 5.30%, 5/25/42	600,000	619,927
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	516,921	542,117
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 1.23%*, 5/25/04	1,142,056	1,142,468
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 1.23%*, 5/25/04	289,930	291,209
Freddie Mac Structured Pass Through Securities, Series T-29, Class A1, 1.23%*, 5/15/04	968,864	969,529
Freddie Mac Structured Pass Through Securities, Series T-22, Class A7, 1.25%*, 5/25/04	501,265	504,202
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.65%*, 5/1/04	384,064	391,540
Mall of America Capital Co., LLC, Series 2000-1, Class A, 1.40%*, 5/12/04, (b)	600,000	599,586
Merrill Lynch Mortgage Investors, Inc., Series 1994-D, Class A, 3.80%*, 5/25/04,	20,194	20,504
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%*, 5/1/04	296,677	296,627

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 1.44%*, 5/25/04	$529,105	$531,614
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 1.48%*, 5/15/04	390,295	391,987
MLCC Mortgage Investors, Inc., Series 1995-B, Class A, 1.50%*, 5/15/04	1,073,457	1,077,536
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	468,064	490,398
Principal Residential Mortgage Capital, Series 2001-3A, Class A2, 1.39%*, 5/20/04, (b)	500,000	500,488
Sequoia Mortgage Trust, Series 7, Class A, 1.44%*, 5/20/04	552,510	548,693
Small Business Administration, Series 1996-P10C, Class 1, 7.35%*, 5/1/04	630,122	677,675
Small Business Administration, Series 2000-10C, Class 1, 7.88%, 5/1/10	178,965	193,589
Structured Asset Securities Corp., 3.83%, 3/25/33	285,372	281,959

Total Collateralized Mortgage Obligations		11,085,067

Corporate Bonds (22.1%)
Automotive (0.9%)
DaimlerChrysler NA Holdings, 1.91%*, 6/28/04	200,000	201,313
Ford Motor Credit Co., 1.36%*, 7/28/04	375,000	372,845

		574,158

Banking (3.6%)
Associated Bank Green Bay, 1.24%*, 7/12/04	250,000	250,207
Bank One Corp., 6.88%, 8/1/06	150,000	163,279
BB&T Corp., 6.38%, 6/30/05	125,000	130,889
Comerica Bank, 1.14%*, 5/24/04	150,000	150,010
Crestar Financial Corp., 8.75%, 11/15/04	350,000	363,442
First American Corp., 7.25%, 5/1/06	125,000	136,664
Old Kent Bank, 7.75%, 8/15/10	200,000	211,990
Old National Bank, 1.47%*, 7/30/04	350,000	350,421
PNC Bank N.A., 7.88%, 4/15/05	245,000	258,586
State Street Capital Trust II, 1.62%*, 5/15/04	150,000	151,109

		2,166,597

Brokerage Services (0.7%)
Merrill Lynch & Co., 1.52%*, 5/24/04	225,000	226,610
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	213,247

		439,857

Chemicals (0.3%)
Cabot Corp., 6.56%, 12/12/05	200,000	210,604

Defense (0.4%)
General Dynamics Corp., 1.34%*, 6/1/04,	225,000	225,122

Diversified (0.3%)
General Electric Capital Corp., 1.26%*, 6/15/04	205,000	205,176

Electric Utility (1.2%)
Duke Energy Corp., 1.57%*, 6/8/04	200,000	200,406
Duke Energy Field Services Corp., 7.50%, 8/16/05	200,000	212,777

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
EL Paso Electric Co., 8.90%, 2/1/06	$150,000	$165,344
Virginia Electric & Power, 7.20%, 11/1/04	175,000	179,759

		758,286

Electronics-Technology (0.6%)
Eastman Kodak Co., 1.68%*, 5/8/04	185,000	184,594
Equifax, Inc., 6.30%, 7/1/05	175,000	183,114

		367,708

Energy Equipment & Services (1.7%)
Halliburton Co., 2.65%*, 7/17/04	165,000	167,006
Parker & Parsley Petroleum, 8.88%, 4/15/05	200,000	210,739
Transocean, Inc., 6.75%, 4/15/05	300,000	311,679
Union Pacific Resources, 6.50%, 5/15/05	275,000	286,599

		976,023

Financial Services (0.5%)
Monumental Global Funding, 6.05%, 1/19/06, (b)	300,000	318,881

Food Products (1.0%)
General Mills, Inc., 8.11%, 11/18/04	125,000	129,157
General Mills, Inc., 8.75%, 9/15/04	75,000	76,864
Kraft Foods, Inc., 1.32%*, 5/26/04	200,000	200,109
Tyson Foods, Inc., 6.63%, 10/1/04, (b)	200,000	203,187

		609,317

Household Products (0.1%)
Newell Rubbermaid, Inc., 2.00%, 5/1/05	90,000	89,818

Industrial Goods & Services (0.7%)
Aramark Services, Inc., 6.75%, 8/1/04	250,000	252,889
Masco Corp., 1.37%*, 6/9/04, (b)	200,000	200,085

		452,974

Insurance (2.8%)
Allstate Financial Global Fund, 1.37%*, 5/3/04	250,000	250,711
Farmers Insurance Exchange, 8.50%, 8/1/04, (b)	300,000	303,599
John Hancock Global Funding II, 1.28%*, 7/6/04, (b)	250,000	249,999
Nationwide Life Global Funding, 1.21%*, 5/15/04, (b)	150,000	150,035
Principal Life, 1.37%*, 5/3/04	250,000	250,824
Protective Life, 5.50%, 5/14/04, (b)	250,000	250,253
Unitrin, Inc., 5.75%, 7/1/07	200,000	212,196

		1,667,617

Lodging (0.4%)
Marriott International, 6.88%, 11/15/05	250,000	266,572

Metals & Mining (0.8%)
Alcan, Inc., 1.52%*, 6/8/04, (b)	200,000	200,501
Alcoa, Inc., 1.40%*, 6/6/04	170,000	170,281
Noranda, Inc., 8.13%, 6/15/04	150,000	151,066

		521,848

Multimedia (1.4%)
Donnelley & Sons, 6.66%, 7/6/05	300,000	313,313
Quebecor World, Inc., 6.50%, 8/1/27	250,000	252,372
TCI Communications, Inc., 8.65%, 9/15/04	300,000	308,411

		874,096

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Paper Products (0.7%)
Westvaco Corp., 6.85%, 11/15/04	$200,000	$204,828
Weyerhauser Co., 6.13%, 3/15/07	200,000	214,213

		419,041

Pharmaceuticals (0.4%)
Bristol-Myers Squibb Co., 4.75%, 10/1/06	225,000	234,572

Pipelines (0.3%)
Columbia Energy Group, 6.80%, 11/28/05	175,000	186,252

Real Estate Investment Trust (0.5%)
JDN Realty Corp., 6.80%, 8/1/04	300,000	302,817

Retail - Food (0.7%)
Fred Meyer, Inc., 7.38%, 3/1/05	175,000	182,734
Safeway, Inc., 1.60%*, 5/4/04	250,000	250,290

		433,024

Schools (0.5%)
Loyola University of Chicago, 7.35%, 8/24/04	325,000	330,545

Telephone (0.3%)
Sprint Capital Corp., 5.88%, 5/1/04	200,000	200,000

Textiles (0.3%)
Reebok International, Ltd., 6.75%, 9/15/05	200,000	210,269

Transportation Services (1.0%)
Fedex Corp., 1.39%*, 7/1/04, (b)	300,000	300,029
Union Pacific Corp., 7.60%, 5/1/05	300,000	316,230

		616,259

Total Corporate Bonds		13,657,433

Medium Term/Senior Notes (7.1%)
Automotive (0.6%)
American Honda Finance, 1.31%*, 7/12/04	150,000	150,326
General Motors Acceptance Corp., 2.40%*, 7/20/04	230,000	231,666

		381,992

Banking (3.0%)
Bank of America Corp., 1.37%*, 5/26/04	300,000	300,967
Citigroup Global, 1.22%*, 6/14/04	300,000	300,067
JP Morgan Chase & Co., 1.24%*, 6/12/04	300,000	300,751
Key Corp., 1.37%*, 5/28/04	250,000	250,262
Mercantile Bancorp, 7.05%, 6/15/04	400,000	402,623
Washington Mutual Bank, 1.52%*, 7/26/04	260,000	261,512

		1,816,182

Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 1.28%*, 7/9/04	300,000	300,384

Electronics-Technology (0.5%)
Applied Materials, Inc., 7.00%, 9/6/05	300,000	319,076

Financial Services (0.5%)
USAA Capital Corp., 5.64%, 4/18/05, (b)	325,000	336,450

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Medium Term/Senior Notes, continued Industrial Manufacturing (0.6%)
Caterpillar Financial Services Corp, 1.44%*, 7/30/04	$180,000	$180,421
John Deere Capital Corp., 1.42%*, 5/20/04	200,000	200,474
		380,895

Insurance (0.9%)
American General Finance, 1.24%*, 7/6/04	325,000	325,031
Berkley (WR) Corp., 6.38%, 4/15/05	200,000	207,144

		532,175

Multimedia (0.5%)
Cox Communications, Inc., 6.69%, 9/20/04	300,000	305,373

Total Medium Term/Senior Notes		4,372,527

Taxable Municipal Bonds (2.7%) California (0.6%)
San Francisco, Affordable Housing, Series D, GO, 5.50%, 6/15/05, OID	350,000	361,386

Connecticut (0.2%)
East Hartford, GO, 7.10%, 1/15/05	100,000	103,730

Maine (0.4%)
State, GO, 6.95%, 7/1/04	225,000	226,967

New Jersey (0.5%)
Hudson County, GO, 6.09%, 9/1/05, FSA	295,000	306,481

Wisconsin (1.0%)
Beaver Dam, 5.50%, 9/1/04	220,000	222,675
West Allis, GO, 4.00%, 7/1/04	210,000	210,844
West Allis, GO, 4.00%, 1/1/05	240,000	243,468

		676,987

Total Taxable Municipal Bonds		1,675,551

U.S. Government Agencies (8.1%)
Federal Farm Credit Bank (6.5%)
1.03%*, 5/20/04	4,000,000	4,002,896

Federal Home Loan Bank (1.6%)
1.03%*, 6/15/04	1,000,000	1,000,010

Total U.S. Government Agencies		5,002,906

U.S. Government Agency Pass-Through Securities (4.7%)
Fannie Mae (4.5%)
2.63%*, 5/25/04, Pool #557072	55,209	56,021
3.64%, 7/1/07, Pool # 385793	979,528	979,834
4.51%*, 5/1/04, Pool # 726776	887,044	905,821
5.54%*, 5/1/04, Pool # 726779	537,740	549,441
6.34%*, 5/1/04, Pool # 365421	120,308	123,494
6.50%, 12/1/15, Pool # 545927	122,852	130,285
8.50%, 8/1/30, Pool # 542611	41,384	44,756

		2,789,652

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
U.S. Government Agency Pass-Through Securities, continued Freddie Mac (0.1%)
3.45%*, 5/1/04, Pool # 846367	$34,108	$35,313

Small Business Administration (0.1%)
4.48%*, 5/1/04, Pool # 503664	26,640	27,708
4.63%*, 5/1/04, Pool # 503653	30,104	31,206
5.23%*, 5/1/04, Pool # 502966	25,845	27,308

		86,222

Total U.S. Government Agency Pass-Through Securities		2,911,187

U.S. Treasury Obligations (11.7%)
U.S. Treasury Notes (11.7%)
3.00%, 2/15/08	4,217,000	4,188,177
3.88%, 1/15/09	2,400,000	3,056,665

Total U.S. Treasury Obligations		7,244,842

Investment Companies (2.3%)
American AAdvantage U.S. Government	1,428,555	1,428,555

Money Market Fund (c)
Total Investment Companies		1,428,555

Total Investments (Cost $61,573,535) (a) - 99.6%		61,686,343
Other assets in excess of liabilities - 0.4%		221,675

NET ASSETS-100.0%		$61,908,018

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2004. Maturity date reflects next rate change date.

(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$276,417
Unrealized depreciation	(163,609)

Net unrealized appreciation	$112,808

(b)	Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Affiliate.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

FSA - Insured by Financial Security Assurance Inc.

GO - General Obligation

LLC - Limited Liability Corp.

OID - Original Issue Discount

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (10.9%)
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 1.54%*, 5/3/04	$550,000	$550,044
Chase Credit Card Master Trust, Series 2003-4, Class B, 1.75%*, 5/15/04	250,000	256,418
Citibank Credit Card Issuance Trust, Series 2001-B1, Class B1, 1.64%*, 7/15/04	250,000	252,778
Countrywide Asset-Backed Certificates, Series 2000-1, Class MV1, 1.57%*, 5/25/04	400,000	401,048
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	319,921	333,809
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	393,553
Keycorp Student Loan Trust, Series 1995-B, Class B, 1.70%*, 5/27/04	300,000	300,000
Missouri Higher Education Loan Authority, Series C, 1.25%*, 5/19/04	100,000	100,000
MSDWCC Heloc Trust, Series 2003-1, Class A, 1.37%*, 5/25/04	412,570	413,790
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 1.60%*, 5/1/04	308,853	310,660
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 1.40%*, 5/1/04	369,169	369,287
Student Loan Financial, Series 2004-A-4, 1.10%*, 5/3/04	750,000	749,772
Student Loan Financial Association, Washington Education, 1.25%*, 5/7/04	400,000	400,000
Union Financial Services Taxable Student, Series 1998-A, Class B5, 1.25%*, 5/1/04	300,000	300,189
USAA Auto Owner Trust, Series 2001-1, Class A4, 5.08%, 3/15/06	165,283	166,963
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 1.36%*, 5/25/04	356,032	356,969

Total Asset Backed Securities		5,655,280

Collateralized Mortgage Obligations (15.3%)
American Housing Trust, Series VI, Class 1-I, 9.15%, 5/25/20	167,864	168,754
Fannie Mae Grantor Trust, 6.00%, 11/25/43	500,000	524,375
Fannie Mae, Series 1999-25, Class VA, 6.00%, 4/25/10	700,958	704,094
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	2,500,000	2,588,421
Fannie Mae, Series 2002-47, Class QB, 5.50%, 7/25/12	120,962	121,113
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	516,620
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	750,000	751,116
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	776,171	814,010
Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A3, 7.12%, 6/18/29	745,833	804,109
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%*, 5/1/04	468,064	490,398
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	485,655	468,846

Total Collateralized Mortgage Obligations		7,951,856

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds (33.0%)
Automotive (1.2%)
Daimler Chrysler, 7.75%, 1/18/11	$200,000	$224,916
Ford Motor Credit Co., 7.38%, 10/28/09	230,000	248,904
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	143,149

		616,969

Banking (9.0%)
AmSouth Bancorp, 6.13%, 3/1/09	225,000	243,950
Associated Banc Corp., 6.75%, 8/15/11	200,000	220,451
Bank of America Corp., 7.40%, 1/15/11	300,000	345,431
Bank One Corp., 10.00%, 8/15/10	230,000	294,243
BB&T Corp., 6.50%, 8/1/11	125,000	138,070
BB&T Corp., 7.25%, 6/15/07	125,000	141,804
Chase Capital VI, 1.76%*, 5/3/04	350,000	339,550
Citigroup, Inc., 6.50%, 1/18/11	215,000	238,144
City National Bank, Series AI, 6.75%, 9/1/11	250,000	276,639
First Union National Bank, 7.80%, 8/18/10	300,000	355,294
Firstar Bank N.A., 7.13%, 12/1/09	150,000	170,735
JP Morgan Chase & Co., 6.75%, 2/1/11	220,000	246,102
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	150,000	177,323
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	219,504
National City Bank, 6.20%, 12/15/11	150,000	163,049
National City Bank of Kentucky, 6.30%, 2/15/11, OID	75,000	82,208
National Commerce Capital, 2.09%*, 7/1/04	150,000	145,467
Old Kent Bank, 7.75%, 8/15/10	200,000	211,990
Old National Bank, 1.47%*, 7/30/04	175,000	175,210
PNC Bank N.A., 7.88%, 4/15/05	250,000	263,864
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	165,072

		4,614,100

Brokerage Services (1.5%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	250,695
Merrill Lynch & Co., 1.52%*, 5/24/04	225,000	226,610
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	276,562

		753,867

Chemicals (0.9%)
Eastman Chemical, 7.00%, 4/15/12	165,000	182,906
Montell America Finance, 7.60%, 3/15/07 (b)	140,000	153,163
Praxair, Inc., 6.50%, 3/1/08	125,000	137,280

		473,349

Defense (0.8%)
General Dynamics Corporation, 4.50%, 8/15/10	165,000	165,150
Honeywell International, 6.13%, 11/1/11	250,000	270,437

		435,587

Diversified (0.3%)
General Electric Co., 5.00%, 2/1/13	170,000	169,321

Electric Utility (1.6%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	167,834
Niagara Mohawk Power, Series F, 7.63%, 10/1/05	94,512	100,514
Utilicorp, 6.88%, 10/1/04, AMBAC	550,000	561,627

		829,975

Electronics-Technology (0.3%)
Fiserv, Inc., 4.00%, 4/15/08	140,000	139,220

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Energy Equipment & Services (1.6%)
Conoco, Inc., 6.35%, 4/15/09	$200,000	$219,715
Halliburton Co., 2.65%*, 7/17/04	140,000	141,702
Marathon Oil Corp., 6.13%, 3/15/12	165,000	176,467
Transocean, Inc., 6.63%, 4/15/11	75,000	82,895
Union Oil Co. of California, 9.40%, 2/15/11	150,000	182,615

		803,394

Financial Services (0.4%)
Monumental Global Funding, 6.05%, 1/19/06 (b)	200,000	212,587

Food Products (2.0%)
Cargill, Inc., 6.38%, 6/1/12, (b)	175,000	188,945
Conagra, Inc., 7.88%, 9/15/10	125,000	145,834
General Mills, Inc., 8.11%, 11/18/04	125,000	129,157
IBP, Inc., 6.13%, 2/1/06	185,000	192,821
Kellogg Co., Series B, 6.60%, 4/1/11	210,000	233,596
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	160,932

		1,051,285

Household Products (0.8%)
Dial Corp., 7.00%, 8/15/06	100,000	108,620
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	135,588
Unilever NV, 6.15%, 1/15/06	150,000	158,526

		402,734

Industrial Goods & Services (0.6%)
Aramark Services, Inc., 6.75%, 8/1/04	200,000	202,311
Cintas Corp., 6.00%, 6/1/12	125,000	134,287

		336,598

Insurance (5.0%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (b)	300,000	331,476
Berkley Corp., 5.13%, 9/30/10	150,000	151,382
Blue Cross Blue Shield, 8.25%, 11/15/11	150,000	171,277
John Hancock Global Funding II, 7.90%, 7/2/10, (b)	200,000	233,937
Lincoln National Corp., 7.25%, 5/15/05	200,000	211,196
New York Life Global Funding, 5.38%, 9/15/13, (b)	240,000	243,419
Principal Life Global, 6.25%, 2/15/12, (b)	150,000	163,679
Protective Life U.S. Funding, 5.88%, 8/15/06, (b)	150,000	160,971
Prudential Insurance, 7.65%, 7/1/07, (b)	250,000	279,677
Reliastar Financial Corp., 8.00%, 10/30/06	300,000	335,104
Safeco Corp., 4.88%, 2/1/10	150,000	153,753
Unitrin, Inc., 5.75%, 7/1/07	150,000	159,147

		2,595,018

Lodging (0.3%)
Marriott International, 6.88%, 11/15/05	125,000	133,286

Metals & Mining (0.3%)
Alcoa, Inc., 7.38%, 8/1/10	150,000	172,661

Multimedia (1.9%)
Cox Enterprises, Inc., 8.00%, 2/15/07	125,000	140,035
Nielsen Media, 7.60%, 6/15/09	150,000	166,576
Thomson Corp., 6.20%, 1/5/12	175,000	189,427
Time Warner, Inc., 8.11%, 8/15/06	250,000	276,089
Viacom, Inc., 7.70%, 7/30/10	200,000	232,124

		1,004,251

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Paper Products (0.6%)
International Paper Co., 6.75%, 9/1/11	$125,000	$137,539
Weyerhaeuser Co., 6.75%, 3/15/12	160,000	175,671

		313,210

Pharmaceuticals (1.0%)
American Home Products, 6.95%, 3/15/11	135,000	149,414
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	169,112
Schering-Plough Corp, 5.30%, 12/1/13	185,000	185,047

		503,573

Real Estate Investment Trust (0.8%)
JDN Realty Corp., 6.95%, 8/1/07	150,000	163,413
Rouse Co., 5.38%, 11/26/13	150,000	146,709
Shurgard Storage, 7.75%, 2/22/11	105,000	117,760

		427,882

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	153,115

Retail - Food (0.6%)
Kroger Co., 5.50%, 2/1/13	175,000	177,102
Safeway, Inc., 1.60%*, 5/4/04	150,000	150,174

		327,276

Schools (0.6%)
Harvard University, 8.13%, 4/15/07	250,000	286,223

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	148,909

Transportation Services (0.3%)
Fedex Corp., 7.52%, 1/15/18	130,410	142,011

Total Corporate Bonds		17,046,401

Medium Term/Senior Notes (1.4%)
Automotive (0.1%)
General Motors Acceptance Corp., 2.40%*, 7/20/04	50,000	50,362

Electronics-Technology (0.5%)
Applied Materials, Inc., 6.70%, 9/6/05	300,000	317,897

Insurance (0.3%)
Nationwide Financial Services, 5.90%, 7/1/12	125,000	131,623

Schools (0.5%)
Stanford University, 6.16%, 4/30/11	225,000	246,412

Total Medium Term/Senior Notes		746,294

Taxable Municipal Bonds (8.3%)
Arkansas (0.9%)
State, Water-Waste Disposal, Series A,	435,000	473,363

GO, 6.00%, 7/1/08, OID
Illinois (1.0%)
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	198,086
Loyola University, Series C, 4.80%, 7/1/13	150,000	142,092

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Taxable Municipal Bonds, continued
State, Pension, GO, 3.55%, 6/1/11	$170,000	$160,305

		500,483

Iowa (0.5%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	156,694
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	124,712

		281,406

Maine (0.6%)
State, GO, 3.25%, 6/15/10	300,000	287,427

Minnesota (2.4%)
St. Paul, GO, 6.05%, 2/1/07	1,195,000	1,280,967

Oregon (0.5%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	238,991

Tennessee (0.4%)
State, Series B, GO, 6.00%, 2/1/09	175,000	190,276

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	161,154

West Virginia (1.7%)
State, Infrastructure, Series C, GO, 7.25%, 11/1/08	800,000	909,384

Total Taxable Municipal Bonds		4,323,451

U.S. Government Agencies (2.7%)
Fannie Mae (0.3%)
3.25%, 8/15/08	165,000	161,848

Federal Home Loan Bank (2.4%)
2.75%, 3/14/08	225,000	218,917
2.88%, 9/15/06	1,000,000	1,003,773

		1,222,690

Total U.S. Government Agencies		1,384,538

U.S. Government Agency Pass-Through Securities (16.5%)
Fannie Mae (13.6%)
4.17%, 2/1/09, Pool # 386844	483,741	487,511
4.21%*, 5/1/04, Pool # 708318	859,404	870,595
4.34%, 3/1/34, Pool # 776486	496,735	506,347
4.50%, 5/18/19	3,000,000	2,952,187
4.67%, 1/1/10, Pool # 385732	476,727	479,012
4.73%, 12/1/12, Pool # 385682	476,637	476,957
6.18%, 8/1/08, Pool # 380581	927,432	1,000,339
6.34%*, 5/1/04, Pool # 365421	248,967	255,559

		7,028,507

Freddie Mac (2.9%)
3.44%*, 5/1/04, Pool # 846367	34,108	35,313
4.50%, 11/1/18, Pool # B10834	1,464,634	1,445,339

		1,480,652

Total U.S. Government Agency Pass-Through Securities		8,509,159

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
U.S. Government Bond (5.0%)
Housing and Urban Development (5.0%)
Housing Urban Development, 7.22%, 8/1/07	$2,316,000	$2,596,336

Total U.S. Government Bond		2,596,336

U.S. Treasury Obligations (6.3%)
U.S. Treasury Notes (6.3%)
3.00%, 11/15/07	125,000	124,732
3.13%, 4/15/09	275,000	269,038
3.50%, 1/15/11	892,220	1,063,595
3.88%, 1/15/09	77,000	98,068
4.38%, 8/15/12	475,000	476,058
5.63%, 5/15/08	300,000	326,098
7.25%, 5/15/16	750,000	913,946

Total U.S. Treasury Obligations		3,271,535

Investment Companies (8.7%)
American AAdvantage U.S. Government	2,572,887	2,572,886
Money Market Fund (c)
Federated Treasury Obligations Fund	1,943,395	1,943,395

Total Investment Companies		4,516,281

Total Investments (Cost $54,752,398) (a) - 108.1%		56,001,131
Liabilities in excess of other assets - (8.1)%		(4,173,543)

NET ASSETS - 100.0%		$51,827,588

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2004. The maturity date is the next rate change date.

(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,613,256
Unrealized depreciation	(343,787)

Net unrealized appreciation	$1,269,469

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Affiliate.

AMBAC - Insured by AMBAC Idemnity Corp.

GIC- Guaranteed Investment Contract

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Assoc.

NV - Naamloze Vennootschap (Dutch Corp.)

OID- Original Issue Discount

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (99.6%)
Aerospace/Defense Equipment (3.0%)
Boeing Co.	55,800	$2,382,102

Banking (12.4%)
Bank of America Corp.	29,600	2,382,505
HSBC Holdings PLC - ADR	16,050	1,157,205
PNC Financial Services Group	37,911	2,013,074
Washington Mutual, Inc.	54,500	2,146,755
Wells Fargo & Co.	38,800	2,190,648

		9,890,187

Chemicals (2.2%)
Dow Chemical Co.	44,500	1,766,205

Commercial Services & Supplies (3.2%)
Cendant Corp.	108,700	2,574,016

Cruise Lines (2.1%)
Carnival Corp.	39,900	1,702,533

Diversified Financials (2.7%)
J.P. Morgan Chase & Co.	58,100	2,184,560

Electric Utility (9.9%)
American Electric Power Co., Inc.	72,600	2,209,944
CenterPoint Energy, Inc.	90,400	975,416
Duke Energy Corp.	74,700	1,573,182
Entergy Corp.	32,800	1,790,880
Public Service Enterprise Group, Inc.	31,900	1,368,510

		7,917,932

Electrical & Electronic (2.2%)
Emerson Electric Co.	29,800	1,794,556

Financial Services (5.1%)
Citigroup, Inc.	50,933	2,449,368
SLM Corp.	43,000	1,647,330

		4,096,698

Food Products & Services (4.1%)
ConAgra Foods, Inc.	87,400	2,524,986
Dean Foods Co. (b)	22,900	768,982

		3,293,968

Forestry (0.5%)
Weyerhaeuser Co.	6,500	384,800

Healthcare Services (2.2%)
Anthem, Inc. (b)	9,800	868,084
WellPoint Health Networks, Inc. (b)	7,700	860,013

		1,728,097

Industrial Conglomerates (3.6%)
Mattel, Inc.	43,900	744,544
Tyco International, Ltd.	78,000	2,141,100

		2,885,644

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Shares	Value
Common Stocks, continued
Insurance (7.9%)
Allstate Corp.	55,000	$2,524,500
MGIC Investment Corp.	29,700	2,186,514
XL Capital Ltd.	21,700	1,656,795

		6,367,809

Machinery (1.9%)
ITT Industries, Inc.	19,200	1,522,368

Medical Products (2.4%)
Baxter International, Inc.	59,900	1,895,835

Multi-Utilities (1.0%)
Reliant Resources, Inc. (b)	97,866	813,266

Oil & Gas Exploration Products & Services (12.2%)
BP Amoco PLC ADR	45,600	2,412,240
ChevronTexaco Corp.	9,200	841,800
ConocoPhillips	38,923	2,775,210
Occidental Petroleum Corp.	79,900	3,771,280

		9,800,530

Paper & Related Products (1.6%)
International Paper Co.	31,100	1,253,952

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	80,000	2,008,000
Schering-Plough Corp.	85,000	1,422,050

		3,430,050

Real Estate Investment Trust (1.5%)
Equity Office Properties Trust	49,300	1,240,881

Retail (1.5%)
Brinker International, Inc. (b)	31,800	1,223,028

Telecommunications (1.8%)
Verizon Communications	37,892	1,430,044

Tobacco (10.3%)
Altria Group, Inc.	49,900	2,763,462
Imperial Tobacco Group PLC ADR	69,300	3,097,710
UST, Inc.	63,200	2,351,672

		8,212,844

Total Common Stocks		79,791,905

Investment Companies (0.8%)
American AAdvantage U.S. Government	664,357	664,357

Money Market Fund (c)
Total Investment Companies		664,357

Total Investments (Cost $63,960,101) (a) - 100.4%		80,456,262
Liabilities in excess of other assets - (0.4)%		(349,181)

NET ASSETS - 100.0%		$80,107,081

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,486,390
Unrealized depreciation	(2,990,229)

Net unrealized appreciation	$16,496,161

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

(b)	Represents non-income producing securities.

(c)	Affilate.

ADR-American Depositary Receipt

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds (98.5%)
Guam (0.2%)
Guam Government, Series A, 5.90%, 9/1/05, Callable 3/1/04 @ 100, OID	$250,000	$254,715

Kansas (98.3%)
Anthony, Electric Revenue, 5.30%, 12/1/17, Callable 12/1/05 @ 100	1,215,000	1,232,314
Augusta, Electric System Revenue, 2.75%, 8/1/06, AMBAC	135,000	137,472
Augusta, Electric System Revenue, 3.00%, 8/1/07, AMBAC	285,000	290,381
Augusta, Electric System Revenue, 3.30%, 8/1/08, AMBAC	295,000	300,835
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,500,130
Basehor Temp Notes Series B, GO, 2.50%, 11/1/05, Callable 11/1/04@100	1,000,000	1,005,190
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	309,675
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	540,460
Burlington, Environmental Improvement Revenue, 1.07%*, 6/4/04	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	925,000	978,854
Butler & Sedgwick County, School District # 385, GO, 5.15%, 9/1/11, OID,FSA	125,000	136,233
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	1,998,809
Cherokee County, 6.25%, 12/1/23, Callable 6/1/08 @ 100, COP	1,000,000	1,027,780
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/14, Callable 9/1/12 @ 100, MBIA	710,000	771,372
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/15, Callable 9/1/12@100, MBIA	400,000	433,100
Coffey County, GO, 4.65%, 9/1/05	690,000	717,131
Coffeyville, Community College, COP, 5.88%, 10/1/14, Callable 10/1/04 @ 100. OID	250,000	253,548
Coffeyville, Water & Sewer Revenue, 4.60%, 10/1/04, Callable 5/24/04 @ 100, AMBAC	465,000	465,935
Coffeyville, Water & Sewer Revenue, 4.70%, 10/1/05, Callable 5/24/04 @ 100, AMBAC	490,000	491,617
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,430,258

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	$500,000	$543,690
Cowley County, School District #470, GO, 5.50%, 12/1/16, Callable 12/1/06 @ 100, FGIC, OID	1,000,000	1,088,620
Dodge City, Pollution Control Revenue, 6.63%, 5/1/05 (b)	700,000	718,032
Dodge City, School District # 443, GO, 4.00%, 3/1/08, FGIC	1,000,000	1,047,250
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	992,813
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13@100, AMBAC	1,935,000	2,015,340
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,077,200
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05	350,000	363,234
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	283,723
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	205,082
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	539,045
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	537,665
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 6/7/04 @ 100	330,000	333,201
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	255,875
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	539,045
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	361,542
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	829,456
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	250,000	261,878
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,099,280
Harvey County, School District #373, GO, 5.55%, 9/1/13, Pre-refunded 9/1/05 @ 100, FSA	500,000	528,095
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,023,839
Jackson County, School District # 337, COP, 3.70%, 10/15/08, Callable 4/15/08 @ 100	1,220,000	1,222,428

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Jefferson County, School District #340, GO, 6.00%, 9/1/06, Pre-refunded 9/1/04 @ 100, FSA	$300,000	$304,905
Jefferson County, School District #340, GO, 6.10%, 9/1/07, Pre-refunded 9/1/04 @ 100, FSA	320,000	325,338
Jefferson County, School District #340, GO, 6.20%, 9/1/08, Pre-refunded 9/1/04 @ 100, FSA	330,000	335,610
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,069,490
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13@100	870,000	881,806
Johnson County, School District #232, GO, 5.25%, 9/1/13, FGIC	250,000	275,840
Johnson County, School District #232, GO, 5.40%, 9/1/14, Callable 9/1/07 @ 100, MBIA	1,050,000	1,137,381
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,056,030
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	364,010
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,214,268
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Callable 10/1/06 @ 100	500,000	533,465
Johnson County, Water District #001, Revenue, 2.63%, 12/1/08	1,160,000	1,153,829
Johnson County, Water District #001, Revenue, 5.00%, 12/1/12, Callable 12/1/11@100	340,000	367,125
Johnson County, Water District #001, Revenue, 4.95%, 12/1/13	200,000	210,888
Johnson County, Water District #001, Revenue, Series B, 5.25%, 12/1/05	1,115,000	1,178,466
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,649,516
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	364,752
Kansas City, GO, Series B, 5.38%, 9/1/10, Callable 9/1/05 @ 100, MBIA	1,500,000	1,570,530
Kingman County, School District # 331, GO, 7.00%, 10/1/05, FGIC	100,000	107,605
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,772,084
Lawrence Kansas Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,040,380

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Lawrence Kansas Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100	$1,000,000	$1,099,340
Lawrence, Sales Tax, GO, Series V, 5.50%, 9/1/12, Callable 9/1/04 @ 100	500,000	506,785
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05 @ 100	395,000	409,769
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	524,786
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	259,018
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	476,095
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA	340,000	353,879
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	378,597
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	250,000	269,523
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	270,090
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	405,559
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	423,620
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	270,723
Manhattan, GO, 5.40%, 11/1/16, Pre-refunded 11/1/04 @ 100	405,000	413,145
McPherson County, School District #400, GO, 5.20%, 12/1/10, Pre-refunded 12/1/05 @ 100, FGIC	250,000	265,003
McPherson County, School District #400, GO, 5.25%, 12/1/12, Pre-refunded 12/1/05 @ 100, FGIC	250,000	265,195
Meade, Industrial Revenue, 6.50%, 10/1/06	1,000,000	1,106,400
Miami County, School District #367, GO, Series A, 5.85%, 9/1/13, Pre-refunded 9/1/04 @ 100, AMBAC	550,000	558,729
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	944,433
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	715,120
Olathe, Health Facility Revenue, Series A, 5.20%, 9/1/17, Callable 9/1/05 @ 100, AMBAC	1,000,000	1,017,570
Olathe, Multifamily Housing Revenue, 5.50%, 6/1/04, FNMA	35,000	35,083

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13@100	$630,000	$659,301
Pottawatomie County, School District #322, GO, 4.95%, 10/1/12, Callable 10/1/04 @ 100	700,000	703,304
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	205,000	230,648
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @ 101, AMBAC	635,000	657,650
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @ 101, AMBAC	415,000	439,224
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	785,570
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @100 MBIA	1,000,000	1,059,590
Salina, Hospital Revenue, 5.50%, 10/1/19, Callable 10/1/07@100, OID	300,000	314,646
Salina, Water & Sewer Revenue, 2.90%, 9/1/07, FSA	350,000	355,663
Saline County, School District #305, GO, 4.75%, 9/1/14, Callable 9/1/08 @100, FSA, OID	2,025,000	2,078,054
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	1,000,000	1,089,770
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	550,000	580,613
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	60,000	60,440
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	190,000	196,283
Sedgwick County, School District # 259, GO, 4.00%, 10/1/08	1,000,000	1,044,340
Sedgwick County, School District #260, 5.50%, 10/1/13, Callable 10/1/09 @ 100, FGIC	1,595,000	1,757,084
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Callable 10/1/09 @ 100, FGIC, OID	1,675,000	1,836,536
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Callable 11/1/09 @ 100, FSA, OID	1,525,000	1,550,346
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,062,090
Sedgwick County, School District #266, GO, 3.00%, 9/1/08, FSA	1,100,000	1,108,833

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Sedgwick County, Series A, GO, 2.88%, 8/1/05	$1,500,000	$1,527,060
Sedgwick County, Series A, GO, 4.50%, 8/1/17, Callable 8/1/08@100, OID	1,000,000	1,009,840
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,758,785
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Callable 10/1/06 @ 100	600,000	628,830
Shawnee County, COP, 4.50%, 12/1/08	515,000	541,044
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Callable 8/15/05 @ 100, FSA	500,000	524,635
Shawnee County, School District #345, GO, 4.75%, 9/1/11, Callable 9/1/04 @ 101.5, MBIA	1,590,000	1,620,083
Shawnee County, School District #345,	250,000	253,888
GO, 5.75%, 9/1/11, Pre-refunded 9/1/04 @ 100, MBIA, OID
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,582,145
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,472,353
State, Department of Transportation Highway Revenue, Series A, 4.00%, 9/1/08	1,000,000	1,050,580
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,126,680
State, Department of Transportation, Highway Revenue, Series C-1, 1.09%*, 5/5/04, Callable 9/1/16 @ 100	1,000,000	1,000,000
State, Development Finance Authority Educational, 4.80%, 10/1/08, Callable 10/1/04 @ 100, AMBAC	345,000	347,905
State, Development Finance Authority Educational, 5.00%, 10/1/12, Callable 10/1/04 @ 100, AMBAC	500,000	507,595
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	1,000,000	1,054,810
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	540,690
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	538,455
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100	1,000,000	1,078,090
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,633,320

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	$1,000,000	$1,022,710
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,025,840
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/14@101, FGIC	500,000	523,795
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14@101, FGIC	515,000	533,638
State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 4/1/05 @ 100	500,000	515,170
State, Development Finance Authority Revenue, University of Kansas-Edwards Campus, 5.00%, 12/1/22, Callable 12/1/11@100	250,000	244,643
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	225,984
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,075,939
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,107,410
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	528,395
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	538,555
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	527,310
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.40%, 11/15/05, MBIA	475,000	504,141
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	547,285
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,078,550

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
State, Development Finance Authority, Health Facilities Revenue, Susan B. Allen Hospital, 4.00%, 12/15/09	$490,000	$502,510
State, Development Finance Authority, Lease Revenue, 1.10%*, 5/3/04, Callable 12/1/05 @ 100	1,220,000	1,220,000
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,042,860
State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	542,560
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	722,280
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/1/08 @ 100	1,000,000	1,086,450
State, Development Finance Authority, Water Pollution Control Revenue, 5.80%, 11/1/15, Callable 11/1/10 @ 100, OID	150,000	167,652
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,047,900
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,519,620
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	2,070,382
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 6/1/04 @ 100, AMBAC, OID	95,000	95,336
Topeka & Shawnee County, Public Library District, GO, 4.00%, 9/1/08, AMBAC	1,145,000	1,200,533
University Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,215,637
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	318,924
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	468,563
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,789,677
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	465,985
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	501,133
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	535,067
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,042,010
Wichita, GO, Series 746, 5.30%, 9/1/12, Callable 9/1/04 @ 101, OID	750,000	766,568

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Wichita, GO, Series 748, 4.70%, 9/1/12, Callable 9/1/04 @ 101, OID	$315,000	$319,404
Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	308,228
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	347,459
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	531,280
Wichita, Hospital Improvements Series XI, Revenue, 5.00%, 11/15/04	1,215,000	1,238,632
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,248,838
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,242,239
Wichita, Hospital Revenue, 6.00%, 7/1/04, Callable 6/17/04 @ 100, OID	164,000	165,268
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,120,590
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	828,398
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	600,000	646,392
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	618,433
Wichita, Water & Sewer Revenue, 4.75%, 10/1/08, Callable 10/1/04 @ 101, FGIC	405,000	412,416
Wichita, Water & Sewer Revenue, 4.88%, 10/1/09, Callable 10/1/04 @ 101, FGIC	900,000	919,449
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC, OID	2,000,000	2,051,059
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/05, AMBAC	950,000	993,482
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,264,416
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,026,839
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Callable 9/1/11 @ 100, FSA	1,805,000	1,968,568
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,104,860

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2004

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds, continued
Wyandotte County, Unified Government, Series A, GO, 3.00%, 8/1/08, MBIA	$1,075,000	$1,083,450
Wyandotte County, University, GO, 4.30%, 9/1/05, AMBAC	1,500,000	1,555,365

		151,452,057

Total Municipal Bonds		151,706,772

Investment Companies (0.7%)
Federated Tax-Exempt Money Market Fund	1,012,203	1,012,203

Total Investment Companies		1,012,203

Total Investments (Cost $147,205,432) (a) - 99.2%		152,718,975
Other assets in excess of liabilities - 0.8%		1,226,982

NET ASSETS - 100.0%		$153,945,957

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2004. Maturity date reflects rate change date.

(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,949,105
Unrealized depreciation	(435,562)

Net unrealized appreciation	$5,513,543

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

FNMA - Federal National Mortgage Assoc.

FSA - Insured by Financial Security Assurance Inc.

GNMA - Government National Mortgage Assoc.

GO - General Obligation

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Assoc.

OID - Original Issue Discount

See Notes to Financial Statements

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund, and Kansas Tax-Exempt Bond Fund (individually a “Fund”, collectively the “Funds”). The Trust is authorized to offer two classes: Premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which are Institutional and Class A). Currently, the Premium Class is not actively marketed.

The International Multi-Manager Stock Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio, a series of the AMR Investment Services Trust (the “Portfolio”), an open-end investment company that has the same investment objectives as the Fund. The percentage of the Portfolio owned by the Fund as of April 30, 2004 was approximately 5.56%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the International Multi-Manager Stock Fund’s financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on mean prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history, etc. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. The International Multi-Manager Stock Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. The Funds held no such securities as of April 30, 2004.

Repurchase Agreements:

The Funds may enter into repurchase agreements with any bank or broker-dealer, which in the opinion of the Board of Trustees presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the values of the collateral, including accrued interest, marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities.

Investment Transactions and Related Income:

The Funds, other than the International Multi-Manager Stock Fund, record security transactions on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income, realized and unrealized gains or losses are allocated among the classes based upon the proportion of prior day net assets adjusted for current day shareholder trades.

The International Multi-Manager Stock Fund records its share of the investment income, expenses, and unrealized and realized gains and losses of the Portfolio on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the Portfolio based upon their investments in the Portfolio. Such investments are adjusted based on daily market values.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. In addition to accruing its own expenses, the International Multi-Manager Stock Fund records its proportionate share of the expenses of the Portfolio on a daily basis. Expenses are allocated among the classes based upon the proportion of prior day net assets adjusted for current day shareholder trades.

Distributions to Shareholders:

Distributions from net investment income for the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income for the Stock Fund and the International Multi-Manager Stock Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

Federal Income Taxes:

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Related Party Transactions:

The Trust and INTRUST Financial Services, Inc. (the “Advisor”) are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The investment advisory agreement for the International Multi-Manager Stock Fund also provides for an investment advisory fee of 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Portfolio or another Investment Company.

The Advisor is party to sub-investment advisory agreements under which the sub-advisors are entitled to receive a fee from the Advisor. The individual sub-advisors are listed as follows:

AMR Investment Services, Inc. – The Money Market Fund, the Stock Fund and the International Multi-Manager Stock Fund. AMR has retained Barrow, Hanley, Mewhinney & Strauss, Inc. to provide portfolio investment management and related recordkeeping services for the Stock Fund.

Galliard Capital Management, Inc. – The UltraShort Bond Fund, the Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund.

Investment Advisor Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.15%	0.10%
UltraShort Bond Fund	0.40%	-0.21%	0.19%
Intermediate Bond Fund	0.40%	-0.11%	0.29%
Stock Fund	1.00%	-0.23%	0.77%
International Multi-Manager Stock Fund	0.40%	-0.05%	0.35%
Kansas Tax-Exempt Bond Fund	0.30%	0.00%	0.30%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services, Inc. (“BISYS Inc.”) are subsidiaries of The BISYS Group, Inc. Certain officers of the Fund are associated with BISYS, which is an Ohio Limited Partnership. Such officers are paid no fees directly by the Funds for serving as officers of the Fund.

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

The Trust and BISYS (the “Administrator”) are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at the annual rates indicated in the table below:

Administration Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.20%	-0.10%	0.10%
UltraShort Bond Fund	0.20%	-0.10%	0.10%
Intermediate Bond Fund	0.20%	-0.10%	0.10%
Stock Fund	0.20%	-0.10%	0.10%
International Multi-Manager Stock Fund	0.15%	-0.05%	0.10%
Kansas Tax-Exempt Bond Fund	0.20%	-0.10%	0.10%

The Trust and BISYS (the “Distributor”) are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each class is subject to a distribution plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plans, the Trust will pay the Distributor up to an annual rate of the average daily net assets of the Service Shares of each Fund (Institutional Shares in the case of the Kansas Tax-Exempt Bond Fund) and the Premium Shares of each Fund (Class A Shares in the case of the Kansas Tax-Exempt Bond Fund). The table below indicates the annual rates for each fund:

Distribution Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.25%	0.00%
UltraShort Bond Fund	0.25%	-0.25%	0.00%
Intermediate Bond Fund	0.25%	-0.25%	0.00%
Stock Fund	0.25%	-0.25%	0.00%
International Multi-Manager Stock Fund	0.25%	-0.25%	0.00%
Kansas Tax-Exempt Bond Fund - Institutional Class	0.25%	-0.25%	0.00%
Kansas Tax-Exempt Bond Fund – Class A	0.75%	-0.40%	0.35%

BISYS Inc. serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accounting agreements, BISYS Inc., receives from each fund a minimum annual fee, plus out of pocket charges.

Other financial organizations (“Service Organizations”), including affiliates of the Advisor, also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to the annual rate of the average daily net assets of the Funds’ shares owned by shareholders with whom the Service Organizations have a servicing relationship. The table below indicates the annual rates for each fund:

Service Organization Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.11%	0.14%
UltraShort Bond Fund	0.25%	-0.16%	0.09%
Intermediate Bond Fund	0.25%	-0.17%	0.08%
Stock Fund	0.25%	-0.06%	0.19%
International Multi-Manager Stock Fund	0.25%	-0.12%	0.13%
Kansas Tax-Exempt Bond Fund - Institutional Class	0.25%	-0.17%	0.08%
Kansas Tax-Exempt Bond Fund – Class A	0.25%	-0.17%	0.08%

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

Fees may be voluntarily reduced to ensure the Funds maintain the following expense ratios: Money Market Fund, 0.59%; UltraShort Bond Fund, 0.65%; Intermediate Bond Fund, 0.76%; Stock Fund, 1.29%; International Multi-Manager Stock Fund, 1.29%; and Kansas Tax-Exempt Bond Fund, 0.95 % for Class A and 0.60% for Institutional Class.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through eleven series and two classes: premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which are Institutional and Class A). Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

5. Capital Share Transactions

Transactions in shares of the Funds are summarized below:

	Money Market Fund		UltraShort Bond Fund		Intermediate Bond
	Six months ended April 30, 2004	Year Ended October 31, 2003	Six months ended April 30, 2004	Year Ended October 31, 2003	Six months ended April 30, 2004	Year Ended October 31, 2003
Capital Transactions:
Institutional Shares:
Proceeds from shares issued	$53,243,900	$90,669,789	$8,654,270	$25,181,601	$5,683,695	$13,377,183
Dividends reinvested	343	1,234	251,084	452,252	654,893	970,534
Cost of shares redeemed	(62,375,587)	(91,375,164)	(8,032,291)	(12,768,741)	(5,461,427)	(10,274,389)

Institutional Share Transactions	$(9,131,344)	$(704,141)	$873,063	$12,865,112	$877,161	$4,073,328

Class A Shares:
Proceeds from shares issued	$—	$—	$—	$—	$—	$—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—	—

Class A Share Transactions	$—	$—	$—	$—	$—	$—

Net increase (decrease) from capital transactions	$(9,131,344)	$(704,141)	$873,063	$12,865,112	$877,161	$4,073,328

Share Transactions:
Institutional Shares:
Issued	53,243,900	90,669,789	852,355	2,470,496	533,889	1,242,281
Reinvested	343	1,234	24,716	44,410	61,430	90,196
Redeemed	(62,375,588)	(91,375,164)	(791,129)	(1,253,912)	(512,866)	(955,532)

Change in Institutional Shares	(9,131,345)	(704,141)	85,942	1,260,994	82,453	376,945

Net increase (decrease) from share transactions	(9,131,345)	(704,141)	85,942	1,260,994	82,453	376,945

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

Capital Share Transactions, continued

	Stock Fund		International Multi-Manager		Kansas Tax-Exempt Bond Fund
	Six months ended April 30, 2004	Year Ended October 31, 2003	Six months ended April 30, 2004	Year Ended October 31, 2003	Six months ended April 30, 2004	Year Ended October 31, 2003
Capital Transactions:
Institutional Shares:
Proceeds from shares issued	$4,343,524	$12,333,686	$10,593,754	$15,563,139	$12,304,107	$26,896,941
Dividends reinvested	754,424	700,807	526,013	385,545	477,639	962,511
Cost of shares redeemed	(9,939,630)	(16,004,074)	(9,743,907)	(11,249,835)	(14,093,462)	(23,787,268)

Institutional Share Transactions	$(4,841,682)	$(2,969,581)	$1,375,860	$4,698,849	$(1,311,716)	$4,072,184

Class A Shares:
Proceeds from shares issued	$—	$—	$—	$—	$1,158,159	$740,151
Dividends reinvested	—	—	—	—	13,567	13,379
Cost of shares redeemed	—	—	—	—	(478,122)	(61,591)

Class A Share Transactions	$—	$—	$—	$—	$693,604	$691,939

Net increase (decrease) from capital transactions	$(4,841,682)	$(2,969,581)	$1,375,860	$4,698,849	$(618,112)	$4,764,123

Share Transactions:
Institutional Shares:
Issued	364,312	1,261,009	922,145	1,776,112	1,113,239	2,440,219
Reinvested	65,262	76,591	47,619	47,716	43,269	87,406
Redeemed	(835,835)	(1,644,180)	(835,973)	(1,275,555)	(1,277,166)	(2,158,529)

Change in Institutional Shares	(406,261)	(306,580)	133,791	548,273	(120,658)	369,096

Class A Shares:
Issued					104,881	67,422
Reinvested					1,230	1,216
Redeemed					(43,107)	(5,562)

Change in Class A Shares					63,004	63,076

Net increase (decrease) from share transactions	(406,261)	(306,580)	133,791	548,273	(57,654)	432,172

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

6. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six-months ended April 30, 2004 were as follows:

	Purchases	Sales
UltraShort Bond Fund	$18,567,834	$20,662,608
Intermediate Bond Fund	17,346,078	16,425,252
Stock Fund	8,162,982	11,859,338
Kansas Tax-Exempt Bond Fund	10,108,817	12,143,678
International Multi-Manager Stock Fund (represents that of the International Equity Portfolio.)	343,960,000	229,550,000

7. Concentration of Credit Risk:

The Money Market Fund’s policy of concentrating in the banking industry (more than 25% of its total assets) could increase the Fund’s exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

The Kansas Tax-Exempt Bond Fund invests in debt instruments of municipal issuers, primarily Kansas. The issuers’ ability to meet their obligations may be affected by economic developments in Kansas or a region of the state. The Fund invests in securities, which include revenue bonds, tax-exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At April 30, 2004, the Fund had the following concentrations by industry sector (as a percentage of total investments):

General Obligation	34%
Hospitals	14%
Housing	2%
Industrial Revenue	3%
Miscellaneous	15%
Money Market Instruments	3%
Refunded Bonds	15%
Transportation	2%
Utilities	12%

100%

8. Proxy Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-266-8787; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

Management of Trustees

Name, Date of Birth (Age) and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Phillip J. Owings (Age: 58) 8200 Thorn Drive, Suite 125 Wichita, Kansas 67226	Trustee since 8/29/00	President and Division Manager Sungard Wealth Management Services, LLC, (2001-present); formerly, Executive Vice President of INTRUST Bank, (1996-2001).
Ronald L. Baldwin (Age: 49) 105 North Main Street Wichita, Kansas 67202	Trustee since 8/29/00	Director INTRUST Financial Services, Inc.; President and Chief Operating Officer of INTRUST Bank N.A.

NON-INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Terry L. Carter (Age: 55) 1235 East 26th Street Tulsa, Oklahoma 74114	Trustee since 11/25/96	Senior Vice President of QuickTrip Corporation

Thomas F. Kice (Age: 54) 1150 Woodridge Dr. Wichita, Kansas 67206	Trustee since 11/25/96	President of Kice Industries, Inc.

George Mileusnic (Age: 49) 9422 Cross Creek Wichita, Kansas 67206	Trustee since 11/25/96	Chief Financial Officer of Caribou Coffee (2001-present). Chief Financial Officer of Dean & Deluca (2000-2001) . Executive Vice President of The Coleman Company (9/89-9/98).

John J. Pileggi (Age: 49) Two Hopkins Plaza PO Box 2257, 10th Floor Baltimore, Maryland 21203	Trustee since 11/25/96	Chairman of the Board of Trustees. President and Chief Executive Officer, Mercantile Capital Advisors Inc. Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly, Director of Furman Selz LLC (1994 - 1998).

Peter Ochs (Age: 50) 319 South Oak Street Wichita, Kansas 67213	Trustee since 9/24/01	Manager of Ochs & Associates, Inc.

Management of Trustees, continued

American Independence Funds Trust

Notes to Financial Statements

April 30, 2004

(Unaudited)

EXECUTIVE OFFICERS
Term Lifetime of Trust until removal, resignation or retirement*

George Stevens (Age: 51)	President since 12/19/02	Vice President, BISYS Funds Services Ohio, Inc. since 1998; Client Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 32)	Treasurer since 4/29/02	Director of Financial Services of BISYS Fund Services (2000-present). Employed by BISYS (1993- present).

Curtis Barnes (Age: 50)	Secretary since 12/6/02	Vice President, BISYS Fund Services, Inc., 1995-present.

Karen Blair (Age: 37)	Vice President since 12/6/02	Director, Client Services, BISYS Fund Services, Inc., 1997-present.

Tom Gangel (Age: 48)	Vice President since 8/22/02	President, INTRUST Financial Services, Inc.

The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not “interested persons” of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust’s independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee’s primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.003		0.008	0.015	0.045	0.058	0.046

Total from Investment Activities	0.003		0.008	0.015	0.045	0.058	0.046

Distributions
Net investment income	(0.003)		(0.008)	(0.015)	(0.045)	(0.058)	(0.046)

Total Distributions	(0.003)		(0.008)	(0.015)	(0.045)	(0.058)	(0.046)

Change in net asset value	—		—	—	—	—	—

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (excludes sales charge)	0.28	%(a)	0.79%	1.55%	4.63%	5.95%	4.70%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$62,180		$71,319	$72,022	$73,298	$73,727	$97,364
Ratio of expenses to average net assets	0.59	%(b)	0.56%	0.58%	0.59%	0.60%	0.59%
Ratio of net investment income to average net assets	0.54	%(b)	0.78%	1.53%	4.65%	5.76%	4.61%
Ratio of expenses to average net assets*	1.15	%(b)	1.14%	1.12%	1.12%	1.13%	1.13%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.17	$10.40	$9.96	$9.90	$10.20

Investment Activities
Net investment income	0.09		0.22	0.38	0.53	0.56	0.53
Net realized and unrealized gains (losses) from investments	(0.04)		0.02	(0.18)	0.44	0.06	(0.30)

Total from Investment Activities	0.05		0.24	0.20	0.97	0.62	0.23

Distributions
Net investment income	(0.09)		(0.24)	(0.38)	(0.53)	(0.56)	(0.53)
Net realized gains from investment transactions	(0.02)		—	(0.05)	—	— (c)	—

Total Distributions	(0.11)		(0.24)	(0.43)	(0.53)	(0.56)	(0.53)

Change in net asset value	(0.06)		—	(0.23)	0.44	0.06	(0.30)

Net Asset Value, End of Period	$10.11		$10.17	$10.17	$10.40	$9.96	$9.90

Total Return (excludes sales charge)	0.44	%(a)	2.41%	2.02%	10.02%	6.47%	2.35%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$61,909		$61,392	$48,579	$47,624	$51,984	$61,302
Ratio of expenses to average net assets	0.65	%(b)	0.65%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment income to average net assets	1.67	%(b)	2.13%	3.71%	5.26%	5.64%	5.31%
Ratio of expenses to average net assets*	1.33	%(b)	1.33%	1.33%	1.28%	1.29%	1.30%
Portfolio turnover rate	32.43%		72.06%	66.57%	65.87%	57.96%	58.94%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

(c)	Distribution per share was less than $0.005

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.69		$10.71	$10.54	$9.82	$9.86	$10.43

Investment Activities
Net investment income	0.19		0.43	0.55	0.56	0.58	0.57
Net realized and unrealized gains (losses) from investments	(0.08)		0.05	0.15	0.72	(0.04)	(0.56)

Total from Investment Activities	0.11		0.48	0.70	1.28	0.54	0.01

Distributions
Net investment income	(0.20)		(0.47)	(0.53)	(0.56)	(0.58)	(0.58)
Net realized gains	(0.11)		(0.03)	—	—

Total Distributions	(0.31)		(0.50)	(0.53)	(0.56)	(0.58)	(0.58)

Change in net asset value	(0.20)		(0.02)	0.17	0.72	(0.04)	(0.57)

Net Asset Value, End of Period	$10.49	(a)	$10.69	$10.71	$10.54	$9.82	$9.86

Total Return (excludes sales charge)	1.03%		4.53%	6.87%	13.35%	5.75%	0.11%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$51,826		$51,927	$48,006	$45,447	$46,092	$56,091
Ratio of expenses to average net assets	0.76	%(b)	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income to average net assets	3.58	%(b)	4.00%	5.29%	5.49%	6.01%	5.69%
Ratio of expenses to average net assets*	1.35	%(b)	1.34%	1.33%	1.29%	1.31%	1.31%
Portfolio turnover rate	32.28%		59.41%	135.72%	93.61%	37.86%	46.98%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Annualized

(b)	Not Annualized

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.91		$9.10	$10.64	$11.09	$10.33	$12.07

Investment Activities
Net investment income	0.09		0.18	0.17	0.15	0.18	0.11
Net realized and unrealized gains (losses) from investments	$1.35		$1.80	(1.56)	(0.42)	1.09	(0.03)

Total from Investment Activities	$1.44		$1.98	(1.39)	(0.27)	1.27	0.08

Distributions
Net investment income	(0.20)		(0.17)	(0.15)	(0.18)	(0.11)	(0.09)
Net realized gains from investment transactions	—		—	—	—	(0.40)	(1.73)

Total Distributions	(0.20)		(0.17)	(0.15)	(0.18)	(0.51)	(1.82)

Change in net asset value	$1.24		$1.81	(1.54)	(0.45)	0.76	(1.74)

Net Asset Value, End of Period	$12.15	(a)	$10.91	$9.10	$10.64	$11.09	$10.33

Total Return (excludes sales charge)	13.29%		22.14%	(13.32%)	(2.45%)	13.39%	0.56%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$80,107		$76,336	$66,457	$73,463	$83,791	$103,380
Ratio of expenses to average net assets	1.29	%(b)	1.29%	1.29%	1.29%	1.26%	1.29%
Ratio of net investment income to average net assets	1.39	%(b)	1.87%	1.65%	1.27%	1.76%	0.89%
Ratio of expenses to average net assets*	1.89	%(b)	1.89%	1.87%	1.86%	1.83%	1.84%
Portfolio turnover rate	10.37%		29.31%	30.01%	34.00%	87.85%	112.35%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Annualized

(b)	Not Annualized

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.60		$8.23	$9.24	$12.70	$13.15	$11.14

Investment Activities
Net investment income	0.05		0.14	0.10	0.12	0.16	0.21
Net realized and unrealized gains (losses) from investments	1.33		2.37	(1.05)	(1.97)	0.17	1.95

Total from Investment Activities	1.38		2.51	(0.95)	(1.85)	0.33	2.16

Distributions
Net investment income	(0.17)		(0.14)	(0.06)	(0.08)	(0.18)	(0.15)
Net realized gains from investment transactions	—		—	—	(1.53)	(0.60)	—

Total Distributions	(0.17)		(0.14)	(0.06)	(1.61)	(0.78)	(0.15)

Change in net asset value	1.21		2.37	(1.01)	(3.46)	(0.45)	2.01

Net Asset Value, End of Period	$11.81		$10.60	$8.23	$9.24	$12.70	$13.15

Total Return (excludes sales charge)	13.09	%(a)	31.04%	(10.34%)	(16.83%)	2.16%	19.61%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$74,868		$65,744	$46,558	$48,043	$60,169	$63,441
Ratio of expenses to average net assets^	1.28	%(b)	1.24%	1.21%	1.22%	1.15%	1.09%
Ratio of net investment income to average net assets^	1.00	%(b)	1.59%	1.09%	1.09%	1.17%	1.57%
Ratio of expenses to average net assets*^	1.70	%(b)	1.71%	1.68%	1.69%	1.63%	1.57%
Portfolio turnover rate (c)	17.00%		44.00%	43.00%	36.00%	45.05%	62.67%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

^	These ratios include expenses charged from the International Equity Portfolio.

(a)	Not Annualized

(b)	Annualized

(c)	Portfolio turnover rate represents that of the International Equity Portfolio.

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Financial Highlights, Institutional Class Shares

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000	Year ended October 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.98		$10.94	$10.86	$10.35	$10.12	$10.90
Investment Activities
Net investment income	0.21		0.42	0.44	0.46	0.47	0.47
Net realized and unrealized gains (losses) from investments	$(0.13)		$0.04	0.07	0.51	0.23	(0.73)

Total from Investment Activities	0.08		0.46	0.51	0.97	0.70	(0.26)

Distributions
Net investment income	(0.21)		(0.42)	(0.43)	(0.46)	(0.47)	(0.47)
Net realized gains from investment transactions	—		—	—	—	—	(0.05)

Total Distributions	(0.21)		(0.42)	(0.43)	(0.46)	(0.47)	(0.52)

Change in net asset value	(0.13)		0.04	0.08	0.51	0.23	(0.78)

Net Asset Value, End of Period	$10.85		$10.98	$10.94	$10.86	$10.35	$10.12

Total Return (excludes sales charge)	0.69	%(a)	4.24%	4.84%	9.58%	7.10%	(2.51%)
Ratios/Supplemental Data:
Net Assets at end of year (000)	$152,030		$155,198	$150,525	$142,848	$140,633	$145,607
Ratio of expenses to average net assets	0.56	%(b)	0.60%	0.60%	0.60%	0.60%	0.54%
Ratio of net investment income to average net assets	3.79	%(b)	3.81%	4.05%	4.34%	4.62%	4.44%
Ratio of expenses to average net assets*	0.95	%(b)	0.94%	1.00%	1.15%	1.12%	1.14%
Portfolio Turnover Rate	6.55%		12.07%	13.63%	9.62%	5.88%	21.26%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not Annualized

(b)	Annualized

See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Financial Highlights, Class A Shares

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.98		$10.93	$10.83
Investment Activities
Net investment income	0.19		0.38	0.09
Net realized and unrealized gains (losses) from investments	(0.14)		0.05	0.10

Total from Investment Activities	0.05		0.43	0.19

Distributions
Net investment income	(0.19)		(0.38)	(0.09)

Total Distributions	(0.19)		(0.38)	(0.09)

Change in net asset value	(0.14)		0.05	0.10

Net Asset Value, End of Period	$10.84		$10.98	$10.93

Total Return (excludes sales charge)	0.43	%(b)	3.98%	4.16%
Ratios/Supplemental Data:
Net Assets at end of year (000)	$1,916		$1,248	$553
Ratio of expenses to average net assets	0.91	%(c)	0.95%	0.95%
Ratio of net investment income to average net assets	3.46	%(c)	3.45%	3.45%
Ratio of expenses to average net assets*	1.70	%(c)	1.69%	0.97%
Portfolio Turnover Rate	6.55%		12.07%	13.63%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratios would have been as indicated.

(a)	Commencement of operations for Class A was 8/6/02.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements.

Fellow Shareholders,

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Funds for the six months ended April 30, 2004. During this time, the Dow Jones Industrial Average posted gains of 5.43%, the S&P 500 Index increased by 6.27%, while the MSCI EAFE Index returned 12.39%. The bond market, as defined by the Lehman Brothers Aggregate Index, returned 1.24% during the period despite a slight increase in interest rates. Additionally, the Federal Reserve left the Fed Funds Rate at its 40-year low of 1%.

Please review the enclosed market overview, portfolio listing and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American AAdvantage Funds Family or access to your account information, please visit our web site at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

Sincerely,

William F. Quinn President, American AAdvantage Funds

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO

Top 10 Holdings

As of April 30, 2004

% of Net Assets
Aventis S.A.	2.4%
Koninklijke (Royal) Philips Electronics N.V.	2.0%
GlaxoSmithKline PLC	2.0%
Vodafone Group PLC	1.8%
Total S.A.	1.7%
Unilever PLC	1.5%
Royal Bank of Scotland Group PLC	1.5%
Canon, Incorporated	1.5%
Telefonica S.A.	1.3%
ENI S.p.A.	1.3%

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO

Regional Allocation

As of April 30, 2004

Regional Allocation*	% of Equities
Europe	75.9%
Pacific Rim	21.2%
North America	2.6%
Central America	0.3%

*	Allocations based upon gross investments in Portfolio

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (a)	$1,453,816,000
Investments in affiliated securities, at value (b)	439,548,000
Cash	6,928,000
Cash denominated in foreigh currency (cost $1,979,000)	1,980,000
Dividends and interest receivable	6,015,000
Reclaims receivable	188,000
Receivable for investments sold	3,385,000

Total assets	1,911,860,000

LIABILITIES:
Payable for investments purchased	11,728,000
Payable upon return of securities loaned	353,597,000
Payable for variation margin on open futures contracts	833,000
Management and investment advisory fees payable	1,428,000
Unrealized depreciation on foreigh currency contracts	1,133,000
Other liabilities	213,000

Total liabilities	368,932,000

Net assets applicable to investors’ beneficial interests	$1,542,928,000

(a) Cost of unaffiliated securities	$1,188,858,000
(b) Cost of affiliated securities	$439,548,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest income	$96,000
Dividend income from unaffiliated securities (net of foreign taxes of $2,724,000)	15,652,000
Dividend income from affiliated securities	451,000
Income derived from commission recapture	177,000
Income derived from securities lending, net	597,000

Total investment income	16,973,000

EXPENSES:
Management and investment advisory fees	2,553,000
Custodian fees	858,000
Professional fees	89,000
Other expenses	(3,000)

Total expenses	3,497,000

Net investment income	13,476,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	11,198,000
Foreign currency transactions	36,956,000
Futures contracts	7,444,000
Change in net unrealized appreciation or depreciation of:
Investments	113,478,000
Foreign currency contracts and translations	(7,840,000)
Futures contracts	179,000

Net gain on investments	161,415,000

Net increase in net assets resulting from operations	$174,891,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Changes in Net Assets

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
	(unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income	$13,476,000	$23,975,000
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	55,598,000	(15,701,000)
Change in net unrealized appreciation or depreciation of investments, futures contracts and foreign currency translations	105,817,000	306,719,000

Net increase in net assets resulting from operations	174,891,000	314,993,000

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS:
Contributions	368,449,000	571,390,000
Withdrawals	(283,347,000)	(552,053,000)

Net increase in net assets resulting from transactions in investors’ beneficial interests	85,102,000	19,337,000

Net increase in net assets	259,993,000	334,330,000

NET ASSETS:
Beginning of period	1,282,935,000	948,605,000

End of period	$1,542,928,000	$1,282,935,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2004 (Unaudited)

	Shares	Value
STOCKS - 94.2%
AUSTRALIA - 1.33%
AUSTRALIA PREFERRED STOCK - 0.27%
AMP Limited	295,706	$1,232,000
The News Corporation +	345,000	2,953,000

TOTAL AUSTRALIA PREFERRED STOCK		4,185,000

AUSTRALIA COMMON STOCK - 1.06%
Alumina Limited *	842,900	3,086,000
Australia & New Zealand Banking Group Limited	376,432	5,048,000
Commonwealth Bank of Australia *	185,780	4,193,000
Iluka Resources Limited *	387,194	1,093,000
WMC Resources Limited	842,900	2,916,000

TOTAL AUSTRALIA COMMON STOCK		16,336,000

TOTAL AUSTRALIA		20,521,000

BELGIUM COMMON STOCK - 0.30%
Fortis +*	211,300	4,600,000

TOTAL BELGIUM COMMON STOCK		4,600,000

CANADA COMMON STOCK - 2.47%
Alcan, Incorporated +	164,451	6,591,000
BCE, Incorporated +*	272,770	5,472,000
Celestica, Incorporated +*	682,370	11,993,000
Husky Energy, Incorporated +*	309,200	5,677,000
Manulife Financial Corporation +*	227,165	8,376,000

TOTAL CANADA COMMON STOCK		38,109,000

DENMARK COMMON STOCK - 0.10%
Vestas Wind Systems +	102,785	1,532,000
TOTAL DENMARK COMMON STOCK		1,532,000

FINLAND COMMON STOCK - 1.50%

KCI Konecranes Oyj *	124,600	4,556,000
M-real Oyj	214,800	1,962,000
Stora Enso Oyj	349,300	4,711,000
UPM-Kymmene Oyj *	647,600	11,940,000

TOTAL FINLAND COMMON STOCK		23,169,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2004 (Unaudited)

	Shares	Value
FRANCE COMMON STOCK - 9.64%
Accor S.A. *	75,410	3,175,000
Aventis S.A. *	475,203	36,201,000
AXA *	848,964	17,881,000
BNP Paribas S.A. *	220,037	13,215,000
Compagnie Generale des Etablissements Michelin *	115,400	5,401,000
Crédit Agricole S.A.	316,954	7,819,000
Lagardere S.C.A. *	92,300	5,560,000
PSA Peugeot Citroen S.A. *	163,469	8,783,000
Schneider Electric S.A. *	90,200	6,077,000
Societe BIC S.A. +*	62,687	2,720,000
Suez S.A. *	222,580	4,461,000
Total S.A. *	142,627	26,381,000
Vinci S.A. *	113,230	11,022,000

TOTAL FRANCE COMMON STOCK		148,696,000

GERMANY - 5.82%
GERMANY PREFERRED STOCK - 0.71%
Fresenius Medical Care AG *	169,846	8,110,000
Schering AG	53,400	2,807,000

TOTAL GERMANY PREFERRED STOCK		10,917,000

GERMANY COMMON STOCK - 5.11%
BASF AG +*	231,500	11,944,000
Bayer AG *	143,300	3,905,000
Celesio AG *	148,865	8,300,000
Deutsche Post AG	462,000	10,185,000
E.ON AG +*	181,200	12,012,000
Hugo Boss AG *	253,350	5,618,000
Merck KGaA *	94,000	5,035,000
Muenchener Rueckversicherung-Gesellschaft AG +*	98,597	10,662,000
Porsche AG	3,900	2,419,000
Siemens AG *	72,000	5,200,000
Volkswagen AG *	81,230	3,579,000

TOTAL GERMANY COMMON STOCK		78,859,000

TOTAL GERMANY		89,776,000

HONG KONG COMMON STOCK - 1.54%
Cheung Kong Holdings Limited	531,000	4,085,000
CLP Holdings Limited +	720,000	3,831,000
Henderson Land Development Company Limited *	2,022,000	9,073,000
Hutchison Whampoa Limited	177,000	1,191,000
Swire Pacific Limited +	853,000	5,577,000

TOTAL HONG KONG COMMON STOCK		23,757,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2004 (Unaudited)

	Shares	Value
IRELAND COMMON STOCK - 2.57%
Allied Irish Banks plc	1,091,416	15,764,000
Bank of Ireland	435,000	5,272,000
CRH plc	545,995	11,592,000
Depfa Bank plc	46,570	6,985,000

TOTAL IRELAND COMMON STOCK		39,613,000

ITALY COMMON STOCK - 1.83%
Eni S.p.A. *	973,447	19,791,000
Riunione Adriatica di Sicurta S.p.A. *	192,193	3,520,000
Snam Rete Gas S.p.A.	217,700	966,000
Telecom Italia S.p.A.	1,240,929	3,979,000

TOTAL ITALY COMMON STOCK		28,256,000

JAPAN COMMON STOCK - 14.13%
Acom Company Limited	221,410	15,770,000
Canon, Incorporated *	426,500	22,377,000
DENSO Corporation	96,000	2,023,000
East Japan Railway Company	1,547	7,906,000
FANUC Limited	119,500	7,320,000
Hitachi Limited +*	522,000	3,666,000
Honda Motor Company Limited	378,100	15,178,000
Kao Corporation	153,300	3,660,000
Komatsu Limited	764,000	4,355,000
Konica Corporation	937,840	12,986,000
Mitsubishi Estate Company Limited	304,000	3,595,000
NEC Corporation *	372,000	2,923,000
NEC Electronics Corporation *	78,900	5,555,000
Nintendo Company Limited	40,700	3,843,000
Nippon Telegraph & Telephone Corporation +	1,114	5,855,000
Nissan Motor Company Limited *	890,300	9,915,000
Nomura Holdings, Incorporated *	760,000	12,341,000
NTT DoCoMo, Incorporated	4,501	8,932,000
Promise Company Limited	166,950	11,044,000
Rohm Company Limited	34,500	4,305,000
Sanyo Shinpan Finance Company Limited	155,100	7,561,000
Seiko Epson Corporation	110,500	4,336,000
Shin-Etsu Chemical Company Limited	109,300	4,417,000
Sompo Japan Insurance, Incorporated	709,000	6,393,000
Sony Corporation *	133,300	5,158,000
Sumitomo Trust and Banking Company Limited	558,000	3,357,000
Takeda Chemical Industries Limited	187,500	7,561,000
Takefuji Corporation *	161,480	10,258,000
Tokyo Gas Company Limited *	1,444,000	5,352,000

TOTAL JAPAN COMMON STOCK		217,942,000

MEXICO COMMON STOCK - 0.25%
Telefonos de Mexico S.A. de C.V., ADR	111,700	3,813,000

TOTAL MEXICO COMMON STOCK		3,813,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

(Schedule of Investments)

April 30, 2004 (Unaudited)

	Shares	Value
NETHERLANDS COMMON STOCK - 7.08%
ABN AMRO Holding N.V.	261,521	5,687,000
CNH Global NV	77,320	1,535,000
Heineken N.V. *	205,900	8,688,000
IHC Caland N.V.	64,180	3,023,000
ING Groep N.V. *	766,814	16,436,000
Koninklijke (Royal) KPN N.V. *	1,206,600	8,693,000
Koninklijke (Royal) Philips Electronics N.V. *	1,138,568	31,010,000
Royal Dutch Petroleum Company +*	324,320	15,773,000
TPG N.V. +*	394,495	8,507,000
Vedior N.V.	678,134	9,852,000

TOTAL NETHERLANDS COMMON STOCK		109,204,000

NEW ZEALAND COMMON STOCK - 0.76%
Carter Holt Harvey Limited	2,333,889	3,066,000
Telecom Corporation of New Zealand Limited *	2,454,478	8,690,000

TOTAL NEW ZEALAND COMMON STOCK		11,756,000

NORWAY COMMON STOCK - 1.20%
Norsk Hydro ASA	74,650	4,385,000
Statoil ASA	286,600	3,582,000
Telenor ASA	1,533,859	10,084,000
Yara International ASA +	74,650	528,000

TOTAL NORWAY COMMON STOCK		18,579,000

PORTUGAL COMMON STOCK - 1.12%
Portugal Telecom, SGPS, S.A.	1,595,523	17,309,000

TOTAL PORTUGAL COMMON STOCK		17,309,000

SINGAPORE COMMON STOCK - 1.47%
Creative Technology Limited	659,320	6,898,000
Development Bank of Singapore Group Holdings Limited	579,795	4,873,000
Oversea-Chinese Banking Corporation Limited	912,650	6,490,000
United Overseas Bank Limited	555,000	4,469,000

TOTAL SINGAPORE COMMON STOCK		22,730,000

SOUTH KOREA COMMON STOCK - 0.73%
Kookmin Bank, ADR, +	140,510	5,213,000
Korea Electric Power Corporation	86,860	1,421,000
LG Electronics, Incorporated	76,760	4,658,000

TOTAL SOUTH KOREA COMMON STOCK		11,292,000

SPAIN COMMON STOCK - 4.28%
Altadis S.A. *	396,292	11,202,000
Amadeus Global Travel Distribution *	1,704,503	10,053,000
Antena 3 de Television, S.A. +	17,500	889,000
Banco Popular Espanol S.A. *	90,200	4,977,000
Enagas S.A.	416,093	4,724,000
Iberdrola S.A.	215,157	4,243,000
Repsol YPF S.A. +*	446,600	9,406,000
Telefonica S.A. +*	1,384,372	20,595,000

TOTAL SPAIN COMMON STOCK		66,089,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2004 (Unaudited)

	Shares	Value
SWEDEN COMMON STOCK - 2.43%
Atlas Copco AB *	140,350	4,924,000
Autoliv, Incorporated +*	134,200	5,709,000
Electrolux AB *	193,300	3,821,000
Electrolux AB +	193,300	253,000
ForeningsSparbanken AB *	223,400	4,167,000
Nordea AB	549,780	3,710,000
Securitas AB	267,470	3,851,000
Stora Enso Oyj, Series A *	66,662	894,000
Stora Enso Oyj, Series R	163,902	2,188,000
TDC A/S +	99,390	3,378,000
Volvo AB *	135,560	4,640,000

TOTAL SWEDEN COMMON STOCK		37,535,000

SWITZERLAND COMMON STOCK - 7.01%
Adecco SA *	123,210	5,507,000
Compagnie Financiere Richemont AG +	215,500	5,543,000
Credit Suisse Group +	533,091	18,789,000
Geberit AG	15,622	9,494,000
Lonza Group AG *	39,370	1,901,000
Nestle SA +*	19,800	5,009,000
Novartis AG	179,764	8,014,000
SIG Holding AG	95,723	16,242,000
Swiss Reinsurance	199,410	13,119,000
Syngenta AG +	58,443	4,676,000
UBS AG *	120,100	8,535,000
Zurich Financial Services AG +	71,758	11,345,000

TOTAL SWITZERLAND COMMON STOCK		108,174,000

UNITED KINGDOM COMMON STOCK - 26.65%
Abbey National plc	243,510	1,954,000
Alliance Unichem plc	350,810	3,711,000
Arriva plc	1,093,974	7,445,000
Aviva plc	890,693	8,703,000
BAA plc	778,968	7,183,000
BAE Systems plc +	4,146,947	15,425,000
Barclays plc	1,119,800	10,098,000
BHP Billiton plc	924,279	7,384,000
BP plc	2,188,860	18,923,000
Brambles Industries plc	700,641	2,609,000
British American Tobacco Industries plc	517,469	7,846,000
BT Group plc +	2,371,879	7,508,000
Cable and Wireless plc +	1,452,300	3,181,000
Cadbury Schweppes plc	2,067,785	16,446,000
Celltech Group plc +	171,700	1,280,000
Diageo plc	1,426,165	19,133,000
FirstGroup plc	1,059,787	5,046,000
GlaxoSmithKline plc +	1,466,226	30,344,000
Hanson plc	839,725	6,403,000
Hays plc	3,181,974	6,658,000
HSBC Holdings plc	1,196,065	17,138,000
Imperial Tobacco Group plc	149,440	3,310,000
Kesa Electricals plc	507,200	2,536,000
Kidde plc	1,680,500	3,338,000
Kingfisher plc	1,530,939	7,690,000
Lloyds TSB Group plc	1,127,992	8,431,000

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2004 (Unaudited)

	Shares	Value
Marks & Spencer Group plc +	434,561	2,129,000
National Grid Transco plc	482,100	3,657,000
Pearson plc	362,610	4,231,000
Prudential plc	1,009,300	7,929,000
Reed Elsevier plc +	930,960	8,667,000
Rentokil Initial plc	2,422,430	8,076,000
Reuters Group plc +	1,441,776	9,537,000
Rio Tinto plc	228,900	5,021,000
Rolls-Royce plc	966,500	3,968,000
Royal Bank of Scotland Group plc	765,758	22,990,000
J. Sainsbury plc	429,500	2,121,000
Shell Transport & Trading Company plc	2,687,421	18,539,000
Shire Pharmaceuticals Group plc +	323,900	2,981,000
Smiths Group plc	978,470	12,120,000
Standard Chartered plc	158,030	2,421,000
TI Automotive	681,500	—
Unilever plc	2,450,294	23,117,000
Vodafone Group plc	11,714,039	28,459,000
Wolseley plc	600,335	8,799,000
WPP Group plc	296,000	2,919,000
Yell Group plc	658,960	3,710,000

TOTAL UNITED KINGDOM COMMON STOCK		411,114,000

TOTAL STOCKS		1,453,566,000

	Par Amount
FRANCE CORPORATE BONDS - 0.02%
AXA, 0.00%, Due 12/21/2004	$12	250,000

TOTAL FRANCE CORPORATE BONDS		250,000

	Shares
SHORT TERM INVESTMENTS - 28.48%
American AAdvantage Money Market Select Fund (Note A)	302,461,593	302,462,000
AMR Investments Enhanced Cash Business Trust (Note A)	137,086,003	137,086,000

TOTAL SHORT TERM INVESTMENTS		439,548,000

TOTAL INVESTMENTS - 122.71% (Cost $1,628,406)		1,893,364,000

LIABILITIES, NET OF OTHER ASSETS - (22.71%)		(350,436,000)

TOTAL NET ASSETS - 100%		$1,542,928,000

(A)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated issuers.

* -	All or a portion of the security is on loan at April 30, 2004.

+ -	non-income producing

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

1.	Organization and Significant Accounting Policies

AMR Investment Services Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The AMR Investment Services International Equity Portfolio (the “Portfolio”) is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio.

AMR Investment Services, Inc. (the “Manager”) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. (“American”), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange at the close of trading on the New York Stock Exchange (the “Exchange”) on each day the Exchange is open for trading or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Most foreign markets close before the Exchange. Movements in the U.S. markets after the close of foreign markets are evaluated, and security prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange as determined in good faith in accordance with procedures adopted by the Board.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board.

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale.

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

There is uncertainty regarding the collectibility of tax reclaims by the Portfolio due to its partnership status for federal income tax purposes. As such, the Portfolio did not accrue tax reclaims totaling $247,992 during the period. Upon determination of the Portfolio’s entitlement to benefits under foreign tax treaties, if any, tax reclaim income will be accrued.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount (“initial margin”) equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price established each day by the board of trade or exchange on which they are traded.

The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

Federal Income and Excise Taxes

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

In the normal course of business, the Portfolio enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Portfolio has had no prior claims or losses pursuant to any such agreement.

2.	Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory, portfolio management services and securities lending services. Investment assets of the Portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisers hired by the Manager to direct investment activities of the Portfolio. Management fees paid during the period were as follows:

Management Fee Rate	Management Fee	Amounts paid to Investment Advisers	Net Amounts Retained by Manager
.25% - .60%	$2,553,000	$1,818,000	$735,000

As compensation for services provided by the Manager in connection with securities lending activities, the Portfolio pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. During the period, the Portfolio paid securities lending fees of $123,000 to the Manager.

Investment in Affiliated Funds

The Portfolio may invest in the American AAdvantage Money Market Select Fund (the “Select Fund”). Cash collateral received by the Portfolio in connection with securities lending may be invested in the Select Fund

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

and the AMR Investments Enhanced Cash Business Trust (collectively, the “Affiliated Funds”). The Manager serves as Trustee and investment adviser to the Affiliated Funds and receives an annualized fee equal to 0.10% of the average daily net assets of the Affiliated Funds. During the period, the Manager earned fees from the Affiliated Funds totaling $44,325 on the Portfolio’s direct investment in the Affiliated Funds, and $144,295 from securities lending collateral invested in the Affiliated Funds.

At October 31, 2003, the Portfolio had a balance in the Select Fund of $81,729,913. During the period, the Fund had purchases of $434,191,417 and sales of $429,239,067, for an ending balance of $86,682,263.

Other

Certain officers or Trustees of the Trust are also current or former officers or employers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee’s income tax on the value of this free airline travel. For the six months ended April 30, 2004, the cost of air transportation was not material to the Portfolio. One Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.	Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2004 were $343,960,000 and $229,550,000, respectively.

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

4.	Commitments

In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 2004, the Portfolio had outstanding forward foreign currency contracts as follows:

Contracts to Deliver		Settlement Date	Market Value	Unrealized Gain/(Loss)
(amounts in thousands)
2,500	Australian Dollar	06/17/2004	$1,793	$59
2,900	Canadian Dollar	06/17/2004	2,112	34
4,600	Euro Currency	06/17/2004	5,502	22
3,500	Pound Sterling	06/17/2004	6,183	110
5,000	Swedish Krona	06/17/2004	654	(2)
3,000	Swiss Franc	06/17/2004	2,314	16

Total contracts to deliver (Receivable amount $18,797)			$18,558	$239

Contracts to Receive		Settlement Date	Market Value	Unrealized Gain/(Loss)
(amounts in thousands)
7,000	Australian Dollar	06/17/2004	$5,019	($72)
8,500	Canadian Dollar	06/17/2004	6,191	(180)
24,000	Euro Currency	06/17/2004	28,705	(671)
2,000,000	Japanese Yen	06/17/2004	18,149	51
15,000	Pound Sterling	06/17/2004	26,497	(320)
15,000	Swedish Krona	06/17/2004	1,961	(22)
11,000	Swiss Franc	06/17/2004	8,484	(158)

Total contracts to receive (Payable amount $96,378)			$95,006	($1,372)

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2004 (Unaudited)

The Portfolio may purchase securities with delivery or payment to occur at a later date. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place.

5.	Securities Lending

The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that will generally equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolio receives the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolio also continues to receive income on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

At April 30, 2004, securities with a market value of approximately $335,323,000 were loaned by the Portfolio. Cash collateral held by the custodian for the Portfolio in an investment in the Affiliated Funds totaled $352,865,000.

6.	Commission Recapture

The Portfolio has established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolio.

7.	Futures Contracts

A summary of obligations under these financial instruments at April 30, 2004 is as follows:

Type of Future	Expiration	Contracts	Market Value	Unrealized Appreciation/ (Depreciation)
France CAC 40 Index	June 2004	225	$9,746,290	$211,478
Germany DAX Index	June 2004	58	6,914,512	115,200
UK FTSE 100 Index	June 2004	321	25,584,754	179,792
Hang Seng Index	May 2004	21	1,589,175	(35,469)
Italy MIB 30 Index	June 2004	23	3,815,862	120,529
Tokyo FE TOPIX Index	June 2004	215	23,028,397	706,538
Spain IBEX 35 Index	May 2004	38	3,670,622	(156,187)
Sweden OMX Index	May 2004	264	2,359,860	(96,522)
Canada S&PCDA 60 Index	June 2004	91	6,029,391	(254,502)
Australia SPI Index	June 2004	81	4,957,722	(52,432)
Netherlands 200 AEX Index	May 2004	60	4,889,463	(78,056)

			$92,586,049	$660,368

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO

International Equity Industry Diversification

April 30, 2004 (unaudited)

Percent of Net Assets
Consumer Discretionary	11.66%
Consumer Staples	6.52%
Energy	7.94%
Financials	24.25%
Health Care	7.41%
Industrials	14.73%
Information Technology	4.02%
Materials	6.24%
Short-Term Investments	28.49%
Telecommunication Services	8.81%
Utilities	2.64%
Other Liabilities	-22.71%

Net Assets	100.00%

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-five funds in the fund complex that includes the Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

William F. Quinn** (56)	Trustee since 1987 and President since 1986	President, AMR Investment Services, Inc. (1986-Present); Chairman (1989-2003) and Director (1979-1986, 2003-Present), American Airlines Federal Credit Union; Director, Crescent Real Estate Equities, Inc. (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2001-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Director, Southern Methodist University Endowment Fund Investment Committee (1996-Present); Chairman, Committee for the Investment of Employee Benefits Defined Benefit Sub-Committee (1982-Present); Director, United Way of Tarrant Count (1988-2000, 2004-Present); Member, New York Stock Exchange Pension Manager Committee (1997-1998, 2000-2002); Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee, American Aadvantage Select Funds (1999-Present).

Alan D. Feld** (67)	Trustee since 1996	Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-Present); American AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*
Stephen D. O’Sullivan (68)	Trustee since 1987	Consultant (1994-Present);Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee, American AAdvantage Select Funds (1999-Present).

R. Gerald Turner (58) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide, Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-Present); Member, United Way of Dallas Board of Directors; Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Member, Knight Commission on Intercollegiate Athletics; Trustee, American AAdvantage Mileage Funds (2001-Present); Trustee, American AAdvantage Select Funds (2001-Present).

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

NON-INTERESTED TRUSTEES (CONT.)
Kneeland Youngblood (48) 100 Crescent Court Suite 1740 Dallas, Texas 75201	Trustee since 1996	Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-Present); Trustee, The Hockaday School (1997-Present); Director, Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign Relations (1995-Present); Director, Just For the Kids (1995-2001); Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement System of Texas (1993-1999); Director, Starwood Financial Trust (1998-2001); Trustee, American AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage Select Funds (1999-Present).

OFFICERS
Term One Year

Nancy A. Eckl (41)	VP since 1990	Vice President, Trust Investments, AMR Investment Services, Inc. (1990-Present).

Michael W. Fields (50)	VP since 1989	Vice President, Fixed Income Investments, AMR Investment Services, Inc. (1988-Present).

Barry Y. Greenberg (40)	VP since 1995 and Secretary since 2004	Vice President, Legal and Compliance, AMR Investment Services, Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2004-Present).

Rebecca L. Harris (37)	Treasurer since 1995	Vice President, Finance, AMR Investment Services, Inc. (1995-Present).

John B. Roberson (45)	VP since 1989	Vice President, Director of Sales, AMR Investment Services, Inc. (1991-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2001-Present).

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O’Sullivan.

**	Messrs. Quinn and Feld are deemed to be “interested persons” of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld, LLP has provided legal services within the past two years to one or more of the Trust’s investment advisers.

NESTEGG Funds

Semi Annual Report

April 30, 2004

NestEgg Capital Preservation Fund

NestEgg 2010 Fund

NestEgg 2020 Fund

NestEgg 2030 Fund

NestEgg 2040 Fund

Important Customer Information, Investment Products:

•	Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,

•	Are not insured by the FDIC, and

•	Are subject to investment risks, including possible loss of the principal amount invested.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

NestEggCapital Preservation Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	2,089	$285,775
iShares Russell 2000 Value Index Fund	97	15,695
iShares Russell 2000 Index Fund	3,576	397,329
iShares S&P 500/BARRA Value Index Fund	96	5,337
iShares S&P 400/BARRA Value Index Fund	40	4,441
iShares S&P Midcap 400 Index Fund	4,337	505,738
Vanguard Institutional Index Fund	5,675	575,977
Vangurad Total Bond Market Index Fund	381,461	3,871,828
American AAdvantage U.S. Government Money Market Fund (b)	294,179	294,179

TOTAL INVESTMENT COMPANIES		5,956,299

TOTAL INVESTMENTS
(Cost $ 5,760,699) (a) - 99.8%		5,956,299
Other assets in excess of liabilities - 0.2%		14,704

NET ASSETS - 100.0%		$5,971,003

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$270,573
Unrealized depreciation	(74,973)

Net unrealized appreciation	$195,600

(b)	Affiliate.

See Notes to Financial Statements

2

NestEgg Funds

NestEgg Capital Preservation Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 5,466,520 )		$5,662,120
Investment in affiliates, at value (cost $ 294,179)		294,179

Total Investments		5,956,299

Interest and dividends receivable		14,580
Receivable from Advisor		601
Prepaid Expenses and other assets		3,287

Total Assets		5,974,767

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$848
Administration fees	66
Service organization fees	1,264
Custodian fees	100
Other payables	1,486

Total Liabilities		3,764

Net Assets		$5,971,003

Net Assets consist of:
Capital		5,724,524
Undistributed net investment income		9,911
Accumulated net realized gains from investment transactions		40,968
Unrealized appreciation from investments		195,600

Net Assets		$5,971,003

Service Shares:
Net Assets		$5,934,502

Shares outstanding		578,246

Redemption price per share		$10.26

Premium Shares:
Net Assets		$36,501

Shares outstanding		3,570

Redemption price per share		$10.22

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.38

See Notes to Financial Statements

3

NestEgg Funds

NestEgg Capital Preservation Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$105,669
Dividend income from affiliates		1,323

Total Investment Income		106,992

Expenses:
Investment advisory fees	$21,128
Administration fees	6,037
12b-1 Fees Service Class	7,513
12b-1 Premium Class	99
Service organization Service Class	7,513
Service organization Premium Class	33
Accounting fees	9,099
Custodian fees	604
Transfer agent fees	1,683
Other fees	6,559

Total expenses before fee reductions		60,268
Expenses contractually reduced/reimbursed by the Investment Advisor		(21,161)
Expenses voluntarily reduced by the Distributor		(7,539)
Expenses voluntarily reduced by the Administrator		(1,340)

Net Expenses		30,228

Net Investment Income		76,764

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		174,957
Change in unrealized appreciation/depreciation from investments		(108,257)

Net realized/unrealized gains from investments		66,700

Change in Net Assets Resulting from Operations		$143,464

See Notes to Financial Statements

4

NestEgg Funds

NestEgg Capital Preservation Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$76,764	$154,646
Net realized gains from investment transactions	174,957	140,730
Change in unrealized appreciation/depreciation from investments	(108,257)	304,906

Change in net assets resulting from operations	143,464	600,282

Distributions to Service Class Shareholders:
From net investment income	(79,550)	(158,436)
Distributions to Premium Class Shareholders:
From net investment income	(307)	(64)

Change in net assets from shareholder distributions	(79,857)	(158,500)

Capital Share Transactions:
Proceeds from shares issued	428,809	1,842,324
Proceeds from dividends reinvested	79,841	158,459
Cost of shares redeemed	(638,344)	(1,771,430)

Change in net assets from capital share transactions	(129,694)	229,353

Change in net assets	(66,087)	671,135
Net Assets:
Beginning of period	6,037,090	5,365,955

End of period*	$5,971,003	$6,037,090

Share Transactions:
Issued	40,921	191,492
Reinvested	7,657	16,752
Redeemed	(61,194)	(180,351)

Change in shares	(12,616)	27,893

*	Includes accumulated net investment income of $ 9,911, and $ 13,004, respectively.

See Notes to Financial Statements

5

NestEgg Funds

NestEgg Capital Preservation Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$9.47	$9.84		$9.96		$9.95		$9.89

Investment Activities:
Net investment income	0.13		0.26	0.14		0.26		0.36		0.31
Net realized and unrealized gains (losses) on investments	0.11		0.70	(0.40)		(0.08)		0.18		0.09

Total from Investment Activities	0.24		0.96	(0.27)		0.18		0.54		0.40

Distributions:
Net investment income	(0.14)		(0.27)	(0.10)		(0.28)		(0.35)		(0.34)
Net realized gains on investment transactions	—		—	(0.01)		(0.02)		(0.18)		—
Return of capital	—		—	—		—		—		—	**

Total Distributions	(0.14)		(0.27)	(0.11)		(0.30)		(0.53)		(0.34)

Net Asset Value, End of Period	$10.26		$10.16	$9.47		$9.84		$9.96		$9.95

Total Return (excludes sales charge)	2.32%		10.32%	(2.63%)		1.79%		5.51%		4.19%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$5,935		$6,018	$5,366		$5,595		$5,074		$5,876
Ratio of expenses to average net assets	1.00	%(c)^^	1.00%^^	1.24	% ^(c)	1.36	% ^	1.50	% ^	1.49	% ^
Ratio of net investment income to average net assets	2.55	%(c)	2.58%	2.18	% ^(c)	2.61	% ^	3.45	% ^	3.12	% ^
Ratio of expenses to average net assets*	2.00	%(c)	2.05%	1.84	% ^(c)	1.67	% ^	2.12	% ^	3.16	% ^
Portfolio turnover	18	%(c)	53%	49	%(d)	116	%(d)	58	%(d)	55	%(d)

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

**	The amount is less than $0.0005

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See Notes to Financial Statements

6

NestEgg Funds

NestEgg Capital Preservation Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$9.47

Investment Activities:
Net investment income	0.10		0.25
Net realized and unrealized gains on investments	0.12		0.64

Total from Investment Activities	0.22		0.89

Distributions:
Net investment income	(0.12)		(0.24)

Total Distributions	(0.12)		(0.24)

Net Asset Value, End of Period	$10.22		$10.12

Total Return (excludes sales charge)	2.11	% (b)	9.58%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$37		$20
Ratio of expenses to average net assets	1.55	% (c) ^^	1.55	% ^^
Ratio of net investment income to average net assets	1.95	% (c)	1.47%
Ratio of expenses to average net assets*	2.50	% (c)	2.54%
Portfolio turnover	18%		53%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

7

NestEgg 2010 Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	8,428	$1,152,950
iShares Russell 2000 Value Index Fund	382	61,808
iShares Russell 2000 Index Fund	14,030	1,558,873
iShares S&P 500/BARRA Value Index Fund	379	21,069
iShares S&P 400/BARRA Value Index Fund	182	20,207
iShares S&P MidCap 400 Index Fund	16,549	1,929,779
Vanguard Institutional Index Fund	22,430	2,276,391
Vanguard Total Bond Market Index Fund	990,468	10,053,253
American AAdvantage U.S. Government
Money Market Fund (b)	956,932	956,932

TOTAL INVESTMENT COMPANIES		18,031,262

TOTAL INVESTMENTS
(Cost $ 17,157,280) (a) - 99.8%		18,031,262
Other assets in excess of liabilities - 0.2%		30,184

NET ASSETS - 100.0%		$18,061,446

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,070,734
Unrealized depreciation	(196,752)

Net unrealized appreciation	$873,982

(b)	Affiliate.

See Notes to Financial Statements

8

NestEgg Funds

NestEgg 2010 Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 16,200,348 )		$17,074,330
Investment in affiliates, at value (cost $ 956,932 )		956,932

Total Investments		18,031,262

Interest and dividends receivable		38,029
Prepaid Expenses and other assets		6,929

Total Assets		18,076,220

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$2,571
Administration fees	200
Service organization fees	3,838
Custodian fees	302
Other payables	7,863

Total Liabilities		14,774

Net Assets		$18,061,446

Net Assets consist of:
Capital		18,123,127
Undistributed net investment income		25,877
Accumulated net realized losses from investment transactions		(961,540)
Unrealized appreciation from investments		873,982

Net Assets		$18,061,446

Service Shares:
Net Assets		$17,937,153

Shares outstanding		1,795,157

Redemption price per share		$9.99

Premium Shares:
Net Assets		$124,293

Shares outstanding		12,480

Redemption price per share		$9.96

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.11

See Notes to Financial Statements

9

NestEgg Funds

NestEgg 2010 Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$289,079
Dividend income from affiliates		4,338

Total Investment Income		293,417

Expenses:
Investment advisory fees	$63,565
Administration fees	18,162
12b-1 Fees Service Class	22,581
12b-1 Premium Class	363
Service organization Service Class	22,581
Service organization Premium Class	121
Accounting fees	9,101
Custodian fees	1,816
Transfer agent fees	4,521
Other fees	15,581

Total expenses before fee reductions		158,392
Expenses contractually reduced by the Investment Advisor		(48,128)
Expenses voluntarily reduced by the Distributor		(22,678)
Expenses voluntarily reduced by the Administrator		(4,082)

Net Expenses		83,504

Net Investment Income		209,913

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		579,413
Change in unrealized appreciation/depreciation from investments		(268,476)

Net realized/unrealized gains from investments		310,937

Change in Net Assets Resulting from Operations		$520,850

See Notes to Financial Statements

10

NestEgg Funds

NestEgg 2010 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$209,913	$351,354
Net realized gains from investment transactions	579,413	371,252
Change in unrealized appreciation/depreciation from investments	(268,476)	1,146,401

Change in net assets resulting from operations	520,850	1,869,007

Distributions to Service Class Shareholders:
From net investment income	(210,560)	(372,901)
Distributions to Premium Class Shareholders:
From net investment income	(954)	(23)

Change in net assets from shareholder distributions	(211,514)	(372,924)

Capital Share Transactions:
Proceeds from shares issued	1,264,561	3,344,917
Proceeds from dividends reinvested	211,514	372,187
Cost of shares redeemed	(1,701,246)	(1,767,152)

Change in net assets from capital share transactions	(225,171)	1,949,952

Change in net assets	84,165	3,446,035
Net Assets:
Beginning of period	17,977,281	14,531,246

End of period*	$18,061,446	$17,977,281

Share Transactions:
Issued	124,247	361,002
Reinvested	20,837	42,171
Redeemed	(168,974)	(193,349)

Change in shares	(23,890)	209,824

*	Includes accumulated net investment income of $ 25,877, and $ 27,478, respectively.

See Notes to Financial Statements

11

NestEgg Funds

NestEgg 2010 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$8.96	$9.77		$10.14		$10.37		$9.92

Investment Activities:
Net investment income	0.12		0.21	0.10		0.21		0.28		0.21
Net realized and unrealized gains (losses) on investments	0.17		0.88	(0.83)		(0.37)		(0.14)		0.50

Total from Investment Activities	0.29		1.09	(0.73)		(0.16)		0.14		0.71

Distributions:
Net investment income	(0.12)		(0.23)	(0.08)		(0.21)		(0.28)		(0.24)
Net realized gains on investment transactions	—		—	—		—		(0.09)		(0.02)

Total Distributions	(0.12)		(0.23)	(0.08)		(0.21)		(0.37)		(0.26)

Net Asset Value, End of Period	$9.99		$9.82	$8.96		$9.77		$10.14		$10.37

Total Return (excludes sales charge)	2.92	%(b)	12.43%	(7.52	%)(b)	(1.60%)		1.39%		7.24%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$17,937		$17,899	$14,531		$16,503		$14,505		$13,671
Ratio of expenses to average net assets	0.92	%(c)^^	1.00%^^	1.27	%^(c)	1.33	%^	1.44	%^	1.50%^
Ratio of net investment income to average net assets	2.32	%(c)	2.23%	1.60	%^(c)	2.14	%^	2.60	%^	2.27%^
Ratio of expenses to average net assets*	1.74	%(c)	1.82%	1.60	%^(c)	1.58	%^	1.76	%^	2.94%^
Portfolio turnover	18%		48%	61	%(d)	86	% (d)	54	% (d)	49%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See Notes to Financial Statements

12

NestEgg Funds

NestEgg 2010 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$8.96

Investment Activities:
Net investment income	0.09		0.25
Net realized and unrealized gains on investments	0.18		0.79

Total from Investment Activities	0.27		1.04

Distributions:
Net investment income	(0.10)		(0.21)
Net realized gains on investment transactions			—

Total Distributions	(0.10)		(0.21)

Net Asset Value, End of Period	$9.96		$9.79

Total Return (excludes sales charge)	2.70	%(b)	11.84%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$124		$78
Ratio of expenses to average net assets	1.46	%(c)^^	1.55%^^
Ratio of net investment income to average net assets	1.76	%(c)	1.27%
Ratio of expenses to average net assets*	2.25	%(c)	2.24%
Portfolio turnover	18%		48%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

13

NestEgg 2020 Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	19,035	$2,603,988
iShares Russell 2000 Value Index Fund	862	139,472
iShares Russell 2000 Index Fund	31,577	3,508,521
iShares S&P 500/BARRA Value Index Fund	855	47,529
iShares S&P 400/BARRA Value Index Fund	428	47,521
iShares S&P MidCap 400 Index Fund	37,520	4,375,207
Vanguard Institutional Index Fund	50,518	5,127,034
Vanguard Total Bond Market Index Fund	1,130,095	11,470,460
American AAdvantage U.S. Government Money Market Fund (b)	1,344,728	1,344,728

TOTAL INVESTMENT COMPANIES		28,664,460

TOTAL INVESTMENTS
(Cost $ 26,677,227) (a) - 99.9%		28,664,460
Other assets in excess of liabilities - 0.1%		27,534

NET ASSETS - 100.0%		$28,691,994

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,295,795
Unrealized depreciation	(308,562)

Net unrealized appreciation	$1,987,233

(b)	Affiliate.

See Notes to Financial Statements

14

NestEgg Funds

NestEgg 2020 Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 25,332,499 )		$27,319,732
Investment in affiliates, at value (cost $ 1,344,728 )		1,344,728

Total Investments		28,664,460

Interest and dividends receivable		43,672
Prepaid Expenses and other assets		8,299

Total Assets		28,716,431

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$4,112
Administration fees	319
Service organization fees	6,137
Custodian fees	484
Other payables	13,385

Total Liabilities		24,437

Net Assets		$28,691,994

Net Assets consist of:
Capital		31,012,448
Undistributed net investment income		24,848
Accumulated net realized losses from investment transactions		(4,332,535)
Unrealized appreciation from investments		1,987,233

Net Assets		$28,691,994

Service Shares:
Net Assets		$28,495,990

Shares outstanding		2,969,501

Redemption price per share		$9.60

Premium Shares:
Net Assets		$196,004

Shares outstanding		20,479

Redemption price per share		$9.57

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$9.72

See Notes to Financial Statements

15

NestEgg Funds

NestEgg 2020 Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$387,963
Dividend income from affiliates		6,570

Total Investment Income		394,533

Expenses:
Investment advisory fees	$99,729
Administration fees	28,494
12b-1 Fees Service Class	35,439
12b-1 Premium Class	536
Service organization Service Class	35,439
Service organization Premium Class	179
Accounting fees	9,103
Custodian fees	2,849
Transfer agent fees	7,246
Other fees	21,879

Total expenses before fee reductions		240,893
Expenses contractually reduced by the Investment Advisor		(75,509)
Expenses voluntarily reduced by the Distributor		(35,582)
Expenses voluntarily reduced by the Administrator		(6,456)

Net Expenses		123,346

Net Investment Income		271,187

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		1,236,958
Change in unrealized appreciation/depreciation from investments		(456,803)

Net realized/unrealized gains from investments		780,155

Change in Net Assets Resulting from Operations		$1,051,342

See Notes to Financial Statements

16

NestEgg Funds

NestEgg 2020 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$271,187	$420,050
Net realized gains from investment transactions	1,236,958	794,632
Change in unrealized appreciation/depreciation from investments	(456,803)	2,452,336

Change in net assets resulting from operations	1,051,342	3,667,018

Distributions to Service Class Shareholders:
From net investment income	(245,270)	(523,433)
Distributions to Premium Class Shareholders:
From net investment income	(1,069)	(21)

Change in net assets from shareholder distributions	(246,339)	(523,454)

Capital Share Transactions:
Proceeds from shares issued	2,309,400	4,816,828
Proceeds from dividends reinvested	246,314	523,454
Cost of shares redeemed	(1,908,883)	(3,230,391)

Change in net assets from capital share transactions	646,831	2,109,891

Change in net assets	1,451,834	5,253,455
Net Assets:
Beginning of period	27,240,160	21,986,705

End of period*	$28,691,994	$27,240,160

Share Transactions:
Issued	237,677	573,726
Reinvested	25,260	64,795
Redeemed	(196,318)	(380,507)

Change in shares	66,619	258,014

*	Includes accumulated net investment income of $ 24,848, and $ 0, respectively.

See Notes to Financial Statements

17

NestEgg Funds

NestEgg 2020 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.32		$8.25	$9.36		$10.07		$10.76		$9.93

Investment Activities:
Net investment income	0.09		0.16	0.07		0.13		0.18		0.07
Net realized and unrealized gains (losses) on investments	0.27		1.10	(1.12)		(0.71)		(0.58)		0.94

Total from Investment Activities	0.36		1.26	(1.05)		(0.58)		(0.40)		1.01

Distributions:
Net investment income	(0.08)		(0.19)	(0.06)		(0.13)		(0.18)		(0.13)
Net realized gains on investment transactions	—		—	—		—		(0.11)		(0.05)

Total Distributions	(0.08)		(0.19)	(0.06)		(0.13)		(0.29)		(0.18)

Net Asset Value, End of Period	$9.60		$9.32	$8.25		$9.36		$10.07		$10.76

Total Return (excludes sales charge)	3.89	% (b)	15.71%	(11.29	%) (b)	(5.78%)		(3.78%)		10.20%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$28,496		$27,160	$21,987		$23,749		$23,513		$18,830
Ratio of expenses to average net assets	0.86	%(c)^^	1.00%^^	1.25	%^(c)	1.23	%^	1.34	%^	1.50	%^
Ratio of net investment income to average net assets	1.91	%(c)	1.74%	1.25	%^(c)	1.40	%^	1.60	%^	1.30	%^
Ratio of expenses to average net assets*	1.69	%(c)	1.77%	1.64	%^(c)	1.48	%^	1.59	%^	3.47	%^
Portfolio turnover	22%		67%	51	%(d)	86	%(d)	39	%(d)	43	%(d)

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See Notes to Financial Statements

18

NestEgg Funds

NestEgg 2020 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.30		$8.25

Investment Activities:
Net investment income	0.07		0.20
Net realized and unrealized gains on investments	0.27		1.02

Total from Investment Activities	0.34		1.22

Distributions:
Net investment income	(0.07)		(0.17)
Total Distributions			(0.17)

Net Asset Value, End of Period	$9.57		$9.30

Total Return (excludes sales charge)	3.61	%(b)	15.12%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$196		$81
Ratio of expenses to average net assets	1.40	%(c)^^	1.46%^^
Ratio of net investment income to average net assets	1.36	%(c)	0.78%
Ratio of expenses to average net assets*	2.19	%(c)	2.21%
Portfolio turnover	22%		67%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

19

NestEgg2030 Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	13,347	$1,825,870
iShares Russell 2000 Value Index Fund	605	97,889
iShares Russell 2000 Index Fund	22,082	2,453,531
iShares S&P 500/BARRA Value Index Fund	609	33,854
iShares S&P 400/BARRA Value Index Fund	298	33,087
iShares S&P MidCap 400 Index Fund	26,317	3,068,825
Vanguard Institutional Index Fund	35,419	3,594,650
Vangurad Total Bond Market Index Fund	367,361	3,728,719
American AAdvantage U.S.Government Money Market Fund (b)	930,492	930,492

TOTAL INVESTMENT COMPANIES		15,766,917

TOTAL INVESTMENTS
(Cost $ 14,358,155) (a) - 99.9%		15,766,917
Other assets in excess of liabilities - 0.1%		8,813

NET ASSETS - 100.0%		$15,775,730

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,569,334
Unrealized depreciation	(160,572)

Net unrealized appreciation	$1,408,762

(b)	Affiliate.

See Notes to Financial Statements

20

NestEgg Funds

NestEgg 2030 Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 13,427,664 )		$14,836,426
Investment in affiliates (cost $ 930,491 )		930,491

Total Investments		15,766,917

Interest and dividends receivable		14,578
Prepaid Expenses and other assets		4,719

Total Assets		15,786,214

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$2,252
Administration fees	175
Service organization fees	3,393
Custodian fees	265
Other payables	4,399

Total Liabilities		10,484

Net Assets		$15,775,730

Net Assets consist of:
Capital		16,014,701
Undistributed net investment income		2,876
Accumulated net realized losses from investment transactions		(1,650,609)
Unrealized appreciation from investments		1,408,762

Net Assets		$15,775,730

Service Shares:
Net Assets		$15,599,830

Shares outstanding		1,639,852

Redemption price per share		$9.51

Premium Shares:
Net Assets		$175,900

Shares outstanding		18,564

Redemption price per share		$9.48

Maximum Sales Load - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$9.62

See Notes to Financial Statements

21

NestEgg Funds

NestEgg 2030 Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$170,151
Dividend income from affiliates		3,891

Total Investment Income		174,042

Expenses:
Investment advisory fees	$53,401
Administration fees	15,258
12b-1 Fees Service Class	18,898
12b-1 Premium Class	521
Service organization Service Class	18,898
Service organization Premium Class	174
Accounting fees	9,099
Custodian fees	1,526
Transfer agent fees	4,702
Other fees	12,810

Total expenses before fee reductions		135,287
Expenses contractually reduced by the Investment Advisor		(40,432)
Expenses voluntarily reduced by the Distributor		(19,037)
Expenses voluntarily reduced by the Administrator		(3,469)

Net Expenses		72,349

Net Investment Income		101,693

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		778,691
Change in unrealized appreciation/depreciation
from investments		(204,824)

Net realized/unrealized gains from investments		573,867

Change in Net Assets Resulting from Operations		$675,560

See Notes to Financial Statements

22

NestEgg Funds

NestEgg 2030 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$101,693	$147,240
Net realized gains from investment transactions	778,691	439,779
Change in unrealized appreciation/depreciation from investments	(204,824)	1,618,628

Change in net assets resulting from operations	675,560	2,205,647

Distributions to Service Class Shareholders:
From net investment income	(98,275)	(223,508)
Distributions to Premium Class Shareholders:
From net investment income	(542)	(17)

Change in net assets from shareholder distributions	(98,817)	(223,525)

Capital Share Transactions:
Proceeds from shares issued	2,415,973	3,430,828
Proceeds from dividends reinvested	98,817	223,525
Cost of shares redeemed	(1,616,145)	(1,812,601)

Change in net assets from capital share transactions	898,645	1,841,752

Change in net assets	1,475,388	3,823,874
Net Assets:
Beginning of period	14,300,342	10,476,468

End of period*	$15,775,730	$14,300,342

Share Transactions:
Issued	250,163	421,922
Reinvested	10,246	29,247
Redeemed	(165,854)	(222,940)

Change in shares	94,555	228,229

*	Includes accumulated net investment income of $ 2,876, and $ 0, respectively.

See Notes to Financial Statements

23

NestEgg Funds

NestEgg 2030 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.14		$7.84	$9.17		$10.18		$11.02		$9.92

Investment Activities:
Net investment income	0.06		0.10	0.05		0.08		0.09		0.07
Net realized and unrealized gains (losses) on investments	0.37		1.36	(1.35)		(0.97)		(0.79)		1.14

Total from Investment Activities	0.43		1.46	(1.30)		(0.89)		(0.70)		1.21

Distributions:
Net investment income	(0.06)		(0.16)	(0.03)		(0.08)		(0.09)		(0.06)
Net realized gains on investment transactions	—		—	—		(0.04)		(0.05)		(0.05)

Total Distributions	(0.06)		(0.16)	(0.03)		(0.12)		(0.14)		(0.11)

Net Asset Value, End of Period	$9.51		$9.14	$7.84		$9.17		$10.18		$11.02

Total Return (excludes sales charge)	4.72	% (b)	19.02%	(14.04	%) (b)	(8.74%)		(6.42%)		12.28%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$15,600		$14,196	$10,476		$11,304		$10,896		$7,371
Ratio of expenses to average net assets	0.94	%(c)^^	1.00%^	1.27	%^(c)	1.36	%^	1.49	%^	1.49	%^
Ratio of net investment income to average net assets	1.34	%(c)	1.23%	0.91	%^(c)	0.80	%^	0.79	%^	0.72	%^
Ratio of expenses to average net assets*	1.77	%(c)	1.90%	1.67	%^(c)	1.68	%^	1.91	%^	2.48	%^
Portfolio turnover	25%		77%	51	%(d)	53	%(d)	27	%(d)	26	%(d)

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See Notes to Financial Statements

24

NestEgg Funds

NestEgg 2030 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.11		$7.84

Investment Activities:
Net investment income	0.04		0.15
Net realized and unrealized gains on investments	0.37		1.26

Total from Investment Activities	0.41		1.41

Distributions:
Net investment income	(0.04)		(0.14)

Total Distributions	(0.04)		0.14

Net Asset Value, End of Period	$9.48		$9.11

Total Return (excludes sales charge)	4.49	%(b)	18.27%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$176		$104
Ratio of expenses to average net assets	1.48	%(c)^^	1.55%^^
Ratio of net investment income to average net assets	0.72	%(c)	0.27%
Ratio of expenses to average net assets*	2.27	%(c)	2.36%
Portfolio turnover	25%		77%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

25

NestEgg 2040 Fund

Schedule of Portfolio Investments

April 30, 2004

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
iShares MSCI EAFE Index Fund	15,664	$2,142,835
iShares Russell 2000 Value Index Fund	709	114,716
iShares Russell 2000 Index Fund	26,215	2,912,749
iShares S&P 500/BARRA Value Index Fund	707	39,302
iShares S&P 400/BARRA Value Index Fund	350	38,861
iShares S&P MidCap 400 Index Fund	30,912	3,604,648
Vanguard Institutional Index Fund	41,536	4,215,444
Vanguard Total Bond Market Index Fund	115,309	1,170,383
American AAdvantage U.S. Government Money Market Fund (b)	850,616	850,616

TOTAL INVESTMENT COMPANIES		15,089,554

TOTAL INVESTMENTS
(Cost $ 13,289,448) (a) - 100.0%		15,089,554
Other assets in excess of liabilities - 0.0%		209

NET ASSETS - 100.0%		$15,089,763

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,939,888
Unrealized depreciation	(139,782)

Net unrealized appreciation	$1,800,106

(b)	Affiliate.

See Notes to Financial Statements

26

NestEgg Funds

NestEgg 2040 Fund

Statement of Assets and Liabilities

		April 30, 2004
		(Unaudited)
Assets:
Investments, at value (cost $ 12,438,832 )		$14,258,938
Investment in affiliates, at value (cost $ 850,616)		830,616

Total Investments		15,089,554

Interest and dividends receivable		5,117
Prepaid Expenses and other assets		5,902

Total Assets		15,100,573

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$2,168
Administration fees	169
Service organization fees	3,290
Custodian fees	255
Other payables	4,928

Total Liabilities		10,810

Net Assets		$15,089,763

Net Assets consist of:
Capital		15,886,816
Distributions in excess of net investment income		(6,548)
Accumulated net realized losses from investment transactions		(2,590,611)
Unrealized depreciation from investments		1,800,106

Net Assets		$15,089,763

Service Shares:
Net Assets		$14,869,470

Shares outstanding		1,590,729

Redemption price per share		$9.35

Premium Shares:
Net Assets		$220,293

Shares outstanding		23,710

Redemption price per share		$9.29

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$9.43

See Notes to Financial Statements

27

NestEgg Funds

NestEgg 2040 Fund

Statement of Operations

	Six months ended April 30, 2004
		(Unaudited)
Investment Income:
Dividend income		$128,117
Dividend income from affiliates		3,545

Total Investment Income		131,662

Expenses:
Investment advisory fees	$51,183
Administration fees	14,624
12b-1 Fees Service Class	18,078
12b-1 Premium Class	607
Service organization Service Class	18,078
Service organization Premium Class	202
Accounting fees	9,099
Custodian fees	1,462
Transfer agent fees	4,081
Other fees	12,145

Total expenses before fee reductions		129,559
Expenses contractually reduced by the Investment Advisor		(38,753)
Expenses voluntarily reduced by the Distributor		(18,239)
Expenses voluntarily reduced by the Administrator		(3,364)

Net Expenses		69,203

Net Investment Income		62,459

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		768,043
Change in unrealized appreciation/depreciation from investments		(79,349)

Net realized/unrealized gains from investments		688,694

Change in Net Assets Resulting from Operations		$751,153

See Notes to Financial Statements

28

NestEgg Funds

NestEgg 2040 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2004	Year ended October 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$62,459	$77,372
Net realized gains from investment transactions	768,043	502,915
Change in unrealized appreciation/depreciation from investments	(79,349)	1,884,869

Change in net assets resulting from operations	751,153	2,465,156

Distributions to Service Class Shareholders:
From net investment income	(68,231)	(175,663)
Distributions to Premium Class Shareholders:
From net investment income	(776)	(16)

Change in net assets from shareholder distributions	(69,007)	(175,679)

Capital Share Transactions:
Proceeds from shares issued	1,873,650	3,718,098
Proceeds from dividends reinvested	69,007	175,662
Cost of shares redeemed	(1,130,881)	(1,746,386)

Change in net assets from capital share transactions	811,776	2,147,374

Change in net assets	1,493,922	4,436,851
Net Assets:
Beginning of period	13,595,841	9,158,990

End of period*	$15,089,763	$13,595,841

Share Transactions:
Issued	199,026	489,421
Reinvested	7,321	24,520
Redeemed	(120,518)	(225,612)

Change in shares	85,829	288,329

*	Includes accumulated (dividends in excess of) net investment income of $(6,458), and $ 0, respectively.

See Notes to Financial Statements

29

NestEgg Funds

NestEgg 2040 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$8.89		$7.38	$8.86		$10.03		$11.42		$9.95

Investment Activities:
Net investment income	0.04		0.07	0.03		0.02		—	**	—	**
Net realized and unrealized gains (losses) on investments	0.46		1.57	(1.51)		(1.16)		(1.27)		1.52

Total from Investment Activities	0.50		1.64	(1.48)		(1.14)		(1.27)		1.52

Distributions:
Net investment income	(0.04)		(0.12)	—	**	(0.03)		(0.01)		(0.01)
Net realized gains on investment transactions			—	—		—	**	(0.11)		(0.04)

Total Distributions	(0.04)		(0.13)	—		(0.03)		(0.12)		(0.05)

Net Asset Value, End of Period	$9.35		$8.89	$7.38		$8.86		$10.03		$11.42

Total Return (excludes sales charge)	5.67	%(b)	22.73%	(16.53	%)(b)	(11.37%)		(11.22%)		15.36%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$14,869		$13,580	$9,159		$10,112		$10,250		$8,028
Ratio of expenses to average net assets	0.94	%(c)^^	1.00%^^	1.27	%^(c)	1.37	%^	1.46	%^	1.48	%^
Ratio of net investment income to average net assets	0.86	%(c)	0.70%	0.63	%^(c)	0.18	%^	(0.01	)%^	(0.05	)%^
Ratio of expenses to average net assets*	1.77	%(c)	1.90%	1.69	%^(c)	1.72	%^	1.86	%^	2.32	%^
Portfolio turnover	26%		91%	42	%(d)	15	%(d)	20	%(d)	29	%(d)

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

**	The amount is less than $0.0005

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See Notes to Financial Statements

30

NestEgg Funds

NestEgg 2040 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2004		Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.86		$7.38

Investment Activities:
Net investment income	0.02		(0.01)
Net realized and unrealized gains on investments	0.45		1.61

Total from Investment Activities	0.47		1.60

Distributions:
Net investment income	(0.04)		(0.12)

Total Distributions	(0.04)		(0.12)

Net Asset Value, End of Period	$9.29		$8.86

Total Return (excludes sales charge)	5.28	%(b)	22.06%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$220		$16
Ratio of expenses to average net assets	1.47	%(c)^^	1.55%^^
Ratio of net investment income to average net assets	0.49	%(c)	(0.18%)
Ratio of expenses to average net assets*	2.27	%(c)	2.39%
Portfolio turnover	26%		91%

*	During the period, certain fees were voluntarily/contractually reduced. If such voluntary/contractual fee reductions had not occurred, the ratio would have been as indicated.

^^	Does not include expenses of the investment companies in which the fund invests.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

31

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the five NestEgg Funds: the Capital Preservation Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a “Fund”, collectively the “NestEgg Funds”). Each Fund offers two classes of shares: Premium Class and Service Class.

Each fund is a “fund of funds”, which means that each Fund invests in other mutual funds, primarily passively-managed index funds. Typically, the underlying index fund’s investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Periodically, each Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities (ADR’s), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Securities for which market quotations are not readily available are valued at fair value by the investment advisor, or the sub-advisor, in accordance with guidelines approved by the Trust’s Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. Investments in funds within the FOF Group of Mutual Funds are valued at their net asset value as reported by the underlying funds.

Transaction Dates

Share transactions are recorded on the trade date. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are similarly recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Other

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro–rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

32

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

Distributions to Shareholders

The Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the “Adviser”) are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in an investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 0.70% of the average daily net assets of the Fund if the Fund does not invest all of its assets in an investment company. The advisory fee payable to INTRUST may be further reduced by a contractual fee waiver to the extent total fund operating expenses exceeded 1.55%, on an annual basis, of the applicable Fund’s assets.

The Adviser, under a sub-investment adviser agreement with LaJolla Economics (the “Sub-Adviser”) pays the Sub-Adviser a fee of 0.02%, on an annual basis, of each funds daily net assets for certain adviser services provided to the Fund.

Investment Advisor Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
NestEgg Capital Preservation Fund	0.70%	-0.53%	0.17%
NestEgg #2010 Fund	0.70%	-0.53%	0.17%
NestEgg #2020 Fund	0.70%	-0.53%	0.17%
NestEgg #2030 Fund	0.70%	-0.53%	0.17%
NestEgg #2040 Fund	0.70%	-0.53%	0.17%

33

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the “Administrator”) are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each NestEgg Funds’ average daily net assets, subject to an annual minimum. BISYS Inc. serves as Transfer Agent and Fund Accountant. The table below indicates this fee for each fund:

Administration Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
NestEgg Capital Preservation Fund	0.20%	-0.10%	0.10%
NestEgg #2010 Fund	0.20%	-0.10%	0.10%
NestEgg #2020 Fund	0.20%	-0.10%	0.10%
NestEgg #2030 Fund	0.20%	-0.10%	0.10%
NestEgg #2040 Fund	0.20%	-0.10%	0.10%

The Trust and BISYS Fund Services (the “Distributor”) are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each Fund is subject to a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of the average daily net assets of the Service Class shares of the Funds and the Premium Class shares of the Funds. As of and for the semi-annual period ended April 30, 2004, all of the distribution fees have been waived or reimbursed.

Distribution Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
NestEgg Capital Preservation Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg #2010 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg #2020 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg #2030 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg #2040 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg Capital Preservation Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg #2010 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg #2020 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg #2030 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg #2040 Fund - Premium Class	0.75%	-0.20%	0.55%

34

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

Other financial organizations (“Service Organizations”) also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up an annual rate of the daily net asset value of the Funds’ shares attributable to the applicable class. No payments have been made to the Service Organization. The table below indicates the annual rates for each fund:

Service Organization Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
NestEgg Capital Preservation Fund - Service Class	0.25%	0.00%	0.25%
NestEgg #2010 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg #2020 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg #2030 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg #2040 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg Capital Preservation Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg #2010 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg #2020 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg #2030 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg #2040 Fund - Premium Class	0.25%	0.00%	0.25%

Fees may be reduced to assist the Funds in maintaining an expense ratio of 1.00% for Service Class and 1.55% for Premium Class Shares.

4. Shares of Beneficial Interest:

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. Beginning November 1, 2002 the Funds began selling Premium Class shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

35

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

5. Capital Share Transactions

Transactions in shares of the Funds are summarized below:

	NestEgg Capital Preservation Fund		NestEgg 2010 Fund		NestEgg 2020 Fund
	Six months Ended April 30, 2004	Year ended October 31, 2003	Six months Ended April 30, 2004	Year ended October 31, 2003	Six months Ended April 30, 2004	Year ended October 31, 2003
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$411,950	$1,823,368	$1,219,238	$3,268,728	$2,194,112	$4,739,671
Dividends reinvested	79,534	158,395	210,560	372,164	245,245	523,433
Cost of shares redeemed	(638,344)	(1,771,425)	(1,701,246)	(1,767,028)	(1,907,088)	(3,226,585)

Class A Share Transactions	$(146,860)	$210,338	$(271,448)	$1,873,864	$532,269	$2,036,519

Class B Shares:
Proceeds from shares issued	$16,859	$18,956	$45,323	$76,189	$115,288	$77,157
Dividends reinvested	307	64	954	23	1,069	21
Cost of shares redeemed	—	(5)	—	(124)	(1,795)	(3,806)

Class B Share Transactions	$17,166	$19,015	$46,277	$76,088	$114,562	$73,372

Net increase (decrease) from capital transactions	$(129,694)	$229,353	$(225,171)	$1,949,952	$646,831	$2,109,891

Share Transactions:
Class A Shares:
Issued	39,313	189,565	119,823	353,030	225,786	564,597
Reinvested	7,628	16,746	20,743	42,168	25,150	64,793
Redeemed	(61,194)	(180,351)	(168,974)	(193,336)	(196,131)	(380,042)

Change in Class A Shares	(14,253)	25,960	(28,408)	201,862	54,805	249,348

Class B Shares:
Issued	1,608	1,927	4,424	7,972	11,891	9,129
Reinvested	29	6	94	3	110	2
Redeemed	—	—	—	(13)	(187)	(465)

Change in Class B Shares	1,637	1,933	4,518	7,962	11,814	8,666

Net increase (decrease) from share transactions	(12,616)	27,893	(23,890)	209,824	66,619	258,014

36

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

Capital Share Transactions, continued

Transactions in shares of the Funds are summarized below:

	NestEgg 2030 Fund		NestEgg 2040 Fund
	Six months Ended April 30, 2004	Year ended October 31, 2003	Six months Ended April 30, 2004	Year ended October 31, 2003
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,342,657	$3,331,900	$1,510,919	$3,703,186
Dividends reinvested	98,275	223,508	68,231	175,646
Cost of shares redeemed	(1,611,519)	(1,809,480)	(966,758)	(1,746,365)

Class A Share Transactions	$829,413	$1,745,928	$612,392	$2,132,467

Class B Shares:
Proceeds from shares issued	$73,316	$98,928	$362,731	$14,912
Dividends reinvested	542	17	776	16
Cost of shares redeemed	(4,626)	(3,121)	(164,123)	(21)

Class B Share Transactions	$69,232	$95,824	$199,384	$14,907

Net increase (decrease) from capital transactions	$898,645	$1,841,752	$811,776	$2,147,374

Share Transactions:
Class A Shares:
Issued	242,601	410,117	159,190	487,593
Reinvested	10,190	29,245	7,238	24,518
Redeemed	(165,381)	(222,552)	(102,480)	(225,611)

Change in Class A Shares	87,410	216,810	63,948	286,500

Class B Shares:
Issued	7,562	11,805	39,836	1,828
Reinvested	56	2	83	2
Redeemed	(473)	(388)	(18,038)	(1)

Change in Class B Shares	7,145	11,419	21,881	1,829

Net increase (decrease) from share transactions	94,555	228,229	85,829	288,329

37

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

6. Proxy Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-272-2715; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Management of Trustees

Name, Date of Birth (Age) and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Phillip J. Owings (Age: 58) 8200 Thorn Drive, Suite 125 Wichita, Kansas 67226	Trustee since 8/29/00	President and Division Manager Sungard Wealth Management Services, LLC, (2001-present); formerly, Executive Vice President of INTRUST Bank, (1996-2001).

Ronald L. Baldwin (Age: 49) 105 North Main Street Wichita, Kansas 67202	Trustee since 8/29/00	Director INTRUST Financial Services, Inc.; President and Chief Operating Officer of INTRUST Bank N.A.

NON-INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Terry L. Carter (Age: 55) 1235 East 26th Street Tulsa, Oklahoma 74114	Trustee since 11/25/96	Senior Vice President of QuickTrip Corporation

Thomas F. Kice (Age: 54) 1150 Woodridge Dr. Wichita, Kansas 67206	Trustee since 11/25/96	President of Kice Industries, Inc.

George Mileusnic (Age:49) 9422 Cross Creek Wichita, Kansas 67206	Trustee since 11/25/96	Chief Financial Officer of Caribou Coffee (2001-present). Chief Financial Officer of Dean & Deluca (2000-2001) . Executive Vice President of The Coleman Company (9/89-9/98).

John J. Pileggi (Age: 49) Two Hopkins Plaza PO Box 2257, 10th Floor Baltimore, Maryland 21203	Trustee since 11/25/96	Chairman of the Board of Trustees. President and Chief Executive Officer, Mercantile Capital Advisors Inc. Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly, Director of Furman Selz LLC (1994- 1998).

Peter Ochs (Age: 50) 319 South Oak Street Wichita, Kansas 67213	Trustee since 9/24/01	Manager of Ochs & Associates, Inc.

38

NestEgg Funds

Notes to Financial Statements, continued

April 30, 2004

(Unaudited)

Management of Trustees, continued

EXECUTIVE OFFICERS

Term Lifetime of Trust until removal, resignation or retirement*

George Stevens (Age: 51)	President since 12/19/02	Vice President, BISYS Funds Services Ohio, Inc. since 1998; Client Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 32)	Treasurer since 4/29/02	Director of Financial Services of BISYS Fund Services (2000 – present). Employed by BISYS (1993-present).

Curtis Barnes (Age: 50)	Secretary since 12/6/02	Vice President, BISYS Fund Services, Inc., 1995-present.

Karen Blair (Age: 37)	Vice President since 12/6/02	Director, Client Services, BISYS Fund Services, Inc., 1997-present.

Tom Gangel (Age: 48)	Vice President since 8/22/02	President, INTRUST Financial Services, Inc.

The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not “interested persons” of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust’s independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee’s primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

39

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar
Treasurer

Date July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar
Treasurer

Date July 8, 2004

By (Signature and Title)*	/s/ GEORGE STEVENS
George Stevens
President

Date July 8, 2004

*	Print the name and title of each signing officer under his or her signature.